As filed with the Securities and Exchange Commission on June 3, 1998


                              Securities Act Registration Statement No. 33-17224
                                Investment Company Act Registration No. 811-5336
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                   ----------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 21                    [x]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [ ]
                                AMENDMENT NO. 22                            [x]
                        (Check appropriate box or boxes)
                                   ----------
               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Zip Code)
                                   ----------
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7530


                               S. JANE ROSE, ESQ.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077

               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                       DATE OF THE REGISTRATION STATEMENT.

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                       [X]   immediately upon filing pursuant to paragraph (b)
                       [ ]   on (date) pursuant to paragraph (b)
                       [ ]   60 days after filing pursuant to paragraph (a)(1)
                       [ ]   on (date) pursuant to paragraph (a)(1)
                       [ ]   75 days after filing pursuant to paragraph (a)(2)
                       [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.
                       [ ]   If appropriate, check the following box:
                       [ ]   this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.


Title of Securities
  Being Registered .......... Shares of common stock, par value $.001 per share.

================================================================================


                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                    LOCATION
-------------                                                    --------

PART A

Item  1.   Cover Page .......................................... Cover Page
Item  2.   Synopsis ............................................ Series Expenses; Series Highlights
Item  3.   Condensed Financial Information ..................... Series Expenses; Financial
                                                                 Highlights; Calculation of Yield
Item  4.   General Description of Registrant ................... Cover Page; Series Highlights;
                                                                 How the Series Invests; General
                                                                 Information
Item  5.   Management of the Fund .............................. Financial Highlights; How the
                                                                 Series is Managed; General
                                                                 Information
Item  5A.  Management's Discussion of Fund Performance ......... Not Applicable
Item  6.   Capital Stock and Other Securities .................. Taxes, Dividends and Distributions;
                                                                 General Information
Item  7.   Purchase of Securities Being Offered ................ Shareholder Guide; How the Series
                                                                 Values its Shares
Item  8.   Redemption or Repurchase ............................ Shareholder Guide; How the Series
                                                                 Values its Shares; General
                                                                 Information
Item  9.   Pending Legal Proceedings ........................... Not Applicable

PART B
Item 10.   Cover Page .......................................... Cover Page
Item 11.   Table of Contents ................................... Table of Contents
Item 12.   General Information and History ..................... General Information
Item 13.   Investment Objectives and Policies .................. Investment Objective and Policies;
                                                                 Investment Restrictions
Item 14.   Management of the Fund .............................. Directors and Officers; Manager;
                                                                 Distributor
Item 15.   Control Persons and Principal
             Holders of Securities ............................. Directors and Officers
Item 16.   Investment Advisory and Other Services .............. Manager; Distributor; Custodian,
                                                                 Transfer and Shareholder Servicing
                                                                 Agent and Independent Accountants
Item 17.   Brokerage Allocation and Other Practices ............ Portfolio Transactions and Brokerage
Item 18.   Capital Stock and Other Securities .................. Not Applicable
Item 19.   Purchase, Redemption and Pricing of Securities
             Being Offered ..................................... Net Asset Value; Purchase of Shares
Item 20.   Tax Status .......................................... Taxes, Dividends and Distribution
Item 21.   Underwriters ........................................ Distributor
Item 22.   Calculation of Performance Data ..................... Calculation of Yield
Item 23.   Financial Statements ................................ Financial Statements


PART C
     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

Institutional Money Market Series
(Class A Shares)


--------------------------------------------------------------------------------
Prospectus dated June 1, 1998
--------------------------------------------------------------------------------

The Institutional Money Market Series (the Series) is one of two series of Prudential Institutional Liquidity Portfolio, Inc. (the Fund), an open-end, diversified, management investment company, or mutual fund. The Series offers investors an efficient and economical means of investing in a professionally managed portfolio of high quality money market instruments. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. Only Class A shares of the Series are offered through this Prospectus. There can be no assurance that the Series' investment objective will be achieved. See "How the Series Invests--Investment Objective and Policies." The minimum initial investment in Class A shares of the Series is $100,000. Class A shares of the Series are available to shareholders who meet the minimum investment requirements described in this Prospectus, as well as corporate participants in the COMMANDSM Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated, and participants in the Prudential BusinessEdgeSM Account Program (the BusinessEdge Program), which is available through either Prudential Securities Incorporated or Pruco Securities Corporation.

An investment in the Series is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share. See "How the Series Values its Shares."

The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 521-7466.

This Prospectus sets forth concisely the information about the Fund and the Series that a prospective investor ought to know before investing and is available at the Web site of The Prudential Insurance Company of America (http://www.prudential.com). Additional information about the Fund and the Series has been filed with the Securities and Exchange Commission (the Commission) in a Statement of Additional Information, dated June 1, 1998, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund and the Series.


--------------------------------------------------------------------------------
Investors are advised to read this Prospectus and retain it for future reference.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                SERIES HIGHLIGHTS


       The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

  WHAT IS PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.?


       Prudential Institutional Liquidity Portfolio, Inc. is a mutual fund whose shares are offered in two series, each of which operates as a separate fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, management investment company. Only Class A shares of the Series are offered through this Prospectus.


  WHAT IS THE SERIES' INVESTMENT OBJECTIVE?


       The Series' investment objective is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less. There can be no assurance that the Series' investment objective will be achieved. See "How the Series Invests--Investment Objective and Policies" at page 6.

  WHAT ARE THE SERIES' RISK FACTORS AND SPECIAL CHARACTERISTICS?

       It is anticipated that the net asset value of the Series will remain constant at $1.00 per share, although this cannot be assured. In order to maintain such constant net asset value, the Series will value its portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which the value of a security in the Series' portfolio, as determined by amortized cost, is higher or lower than the price the Series would receive if it sold such security. See "How the Series Values its Shares" at page 13.

       The Series may invest in foreign securities without limit. Investing in securities of foreign companies and countries involves certain considerations and risks not typically associated with investing in securities of domestic companies. See "How the Series Invests--Investment Objective and Policies--Risks of Investing in Foreign Securities" at page 8.


  WHO MANAGES THE FUND?


       Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Series and is currently compensated for its services at an annual rate of .15 of 1% of the Series' average daily net assets. As of April 30, 1998, PIFM served as manager or administrator to 65 investment companies, including 43 mutual funds, with aggregate assets of approximately $64.8 billion. The Prudential Investment Corporation (PIC), doing business as Prudential Investments (PI, the Subadviser or the investment adviser), furnishes investment advisory services in connection with the management of the Series under a Subadvisory Agreement with PIFM. See "How the Series is Managed--Manager" at page 11.

  WHO DISTRIBUTES THE SERIES' SHARES?



       Until July 1, 1998, Prudential Securities Incorporated (Prudential Securities), a major securities underwriter and securities and commodities broker, will continue to act as the Distributor of the Series' shares. On and after July 1, 1998, Prudential Investment Management Services LLC will act as Distributor. Prudential Securities and Prudential Investment Management Services LLC are each referred to as the Distributor. The Series currently reimburses the Distributor for expenses related to the distribution of the Series' Class A shares at an annual rate of up to .05 of 1% of the average daily net assets of the Class A shares of the Series. See "How the Series is Managed--Distributor" at page 12.


  WHAT IS THE MINIMUM INVESTMENT?


       The minimum initial investment for Class A shares of the Series is $100,000. A master account and its subaccounts, as well as related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent), in the Series may be aggregated for this minimum investment purpose. The minimum subsequent investment for Class A shares is $10,000. The Series reserves the right to impose a higher or lower minimum subsequent amount from time to time as it may deem appropriate. Class A shares of the Series are also available to corporate participants in the COMMAND(SM) Account program (the COMMAND Program), which is available through Prudential Securities Incorporated, and participants in the Prudential BusinessEdge(SM) Account Program (the BusinessEdge Program), which is available through either Prudential Securities Incorporated or Pruco Securities Corporation. See "Shareholder Guide--How to Buy Shares of the Series" at page 16 and "Shareholder Guide--Shareholder Services" at page 19.


  HOW DO I PURCHASE SHARES?


       You may purchase shares of the Series through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or the Distributor. To open an account, a completed application form must be received by PMFS. See "How the Series Values its Shares" at page 13 and "Shareholder Guide--How to Buy Shares of the Series" at page 16.


  HOW DO I SELL MY SHARES?


       You may redeem shares of the Series at any time at the NAV next determined after the Transfer Agent or the Distributor receives your sell order. See "Shareholder Guide--How to Sell Your Shares" at page 17.


  HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?


       The Series expects to declare daily and pay monthly dividends of net investment income and short-term capital gains, if any. Dividends and distributions will be automatically reinvested in additional shares of the Series at NAV unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions--Dividends and Distributions" at page 15.

                                 SERIES EXPENSES

  SHAREHOLDER TRANSACTION EXPENSES


                                                                                              CLASS A SHARES
                                                                                              --------------

    Maximum Sales Load Imposed on Purchases ................................................        None
    Maximum Sales Load Imposed on Reinvested Dividends .....................................        None
    Maximum Deferred Sales Load ............................................................        None
    Redemption Fees ........................................................................        None
    Exchange Fee ...........................................................................        None
    Corporate COMMAND Program Annual Fee ...................................................        $125*
    BusinessEdge Program Annual Fee ........................................................        $250*
  ANNUAL SERIES OPERATING EXPENSES**
  (as a percentage of average net assets)

                                                                                              CLASS A SHARES
                                                                                              --------------
    Management Fees (after waiver) .........................................................         .15%
    12b-1 Fees (after waiver) ..............................................................         .05%
    Other Expenses (after subsidy) .........................................................           0%
    Corporate COMMAND Program Annual Fee* ..................................................         .03%
                                                                                                    ----
    Total Series Operating Expenses (after waiver and subsidy) .............................         .23%
                                                                                                    ====



  EXAMPLE




                                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                             ------  -------  -------  --------

  You would pay the following expenses on a $1,000 investment, assuming
   (1) 5% annual return and (2) redemption at the end of each time period:
   Class A .................................................................    $2      $7      $13       $29

  The above example is based on restated data for the Series' fiscal year ended
  March 31, 1998. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


  The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Series will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Series is Managed." "Other Expenses" includes operating expenses of the Series, such as Directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.



----------

  * In accordance with an interpretive position taken by the staff of the Securities and Exchange Commission, the annual program fee is reflected in the fee table. The annual program fee as a percentage of average net assets is calculated by dividing $125 (the total fee for the COMMAND Program) or $250 (the total for the BusinessEdge Program), respectively, by the average account size in the Series. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Series, but rather to non-fund services provided by the Program. The fee table reflects the percentage of average net assets of the corporate COMMAND program. The fee for BusinessEdge, expressed as a percentage of average daily net assets, would be .06%.

  ** Based on expenses incurred during the fiscal year ended March 31, 1998, taking into account the management and distribution fee waiver and the Manager's expense subsidy which became effective June 2, 1997 for the entire fiscal year. For the fiscal year ended March 31, 1999, the Manager has agreed to limit its management fee with respect to Class A shares of the Series, and the Distributor has agreed to limit its distribution fees with respect to the Class A shares of the Series, to .15% and .05%, respectively, of the average daily net assets of the Class A shares. The Manager has also agreed to subsidize Other Expenses for the fiscal year ended March 31, 1999. Without the management and distribution fee waivers and the expense subsidy, Management Fees, 12b-1 Fees and Total Series Operating Expenses would be .20%, .12% and .41%, respectively, of the average daily net assets of the Series' Class A shares. See "How the Series is Managed--Distributor--Fee Waivers."

                              FINANCIAL HIGHLIGHTS
   (FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)


     The following financial highlights with respect to the years ended March 31, 1998, and March 31, 1997, have been audited by Price Waterhouse LLP, independent accountants. The following information for each of the years in the eight years ended March 31, 1996 has been audited by other independent auditors, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements. Further performance information is continued in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."



                                                                 CLASS A SHARES(C)
                             --------------------------------------------------------------------------------------------------
                                                                YEAR ENDED MARCH 31,
                             --------------------------------------------------------------------------------------------------
                                1998     1997      1996      1995      1994      1993      1992      1991      1990      1989
                             --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of period ...... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000    $1.000  $  1.000
 Net investment income
  and net realized gains ...     .055(a)   .050      .056      .046      .029      .033      .054      .076      .087      .079(a)
 Dividends and distributions    (.055)    (.050)    (.056)    (.046)    (.029)    (.033)    (.054)    (.076)    (.087)    (.079)
                             --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Net asset value, end of
  period ................... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                             --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 TOTAL RETURN(B): ..........     5.63%     5.16%     5.72%     4.69%     2.92%     3.40%     5.57%     8.00%     9.07%     8.22%
                             ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000) .................... $140,813  $478,045  $440,842  $476,229  $385,023  $497,214  $443,172  $519,802  $417,354  $264,281
 Average net assets
(000) ...................... $217,881  $449,393  $519,946  $402,678  $445,867  $543,694  $540,380  $479,849  $421,540  $227,044

 Ratios to average net assets:
  Expenses, including
   distribution fee ........     .29%(a)    .46%      .43%      .46%      .48%      .44%      .42%      .46%      .38%      .26%(a)
  Expenses, excluding
   distribution fee ........     .21%(a)    .34%      .31%      .34%      .36%      .32%      .30%      .34%      .26%      .14%(a)
  Net investment income ....    5.42%(a)   5.03%     5.56%     4.67%     2.87%     3.28%     5.32%     7.58%     8.60%     7.89%(a)
----------
(a)  Net of management and distribution fee waiver/expense subsidy.
(b)  Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c)  Effective June 2, 1997, the shares were designated as Class A shares.


                              CALCULATION OF YIELD


     THE SERIES CALCULATES ITS "CURRENT YIELD" based on the net change, exclusive of realized and unrealized capital gains or losses, in the value of a hypothetical account over a seven calendar day base period. THE SERIES ALSO CALCULATES ITS "EFFECTIVE ANNUAL YIELD" assuming weekly compounding. The following is an example of the current and effective annual yield calculations as of March 31, 1998:

CLASS A SHARES
--------------
Value of hypothetical account at end of period ..............       $1.001058176
Value of hypothetical account at beginning of period ........        1.000000000
                                                                    ------------
Base period return ..........................................       $ .001058176
                                                                    ============
CURRENT YIELD (.001058176 x (365/7)) ........................              5.52%
EFFECTIVE ANNUAL YIELD, assuming weekly compounding .........              5.67%


     THE YIELD WILL FLUCTUATE FROM TIME TO TIME AND DOES NOT INDICATE FUTURE PERFORMANCE.


     The weighted average life to maturity of the Series on March 31, 1998 was 76 days.

     Yield is computed in accordance with a standardized formula described in the Statement of Additional Information. In addition, comparative performance information may be used from time to time in advertising or marketing the shares of the Series, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, and other industry publications, business periodicals and market indices.

                             HOW THE SERIES INVESTS


INVESTMENT OBJECTIVE AND POLICIES


     THE INVESTMENT OBJECTIVE OF THE SERIES IS HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. THE SERIES PURSUES ITS INVESTMENT OBJECTIVE THROUGH THE INVESTMENT POLICIES DESCRIBED BELOW. THERE CAN BE NO ASSURANCE THAT THIS INVESTMENT OBJECTIVE WILL BE ACHIEVED.


     THE SERIES' INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE SERIES' OUTSTANDING VOTING SECURITIES, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). THE SERIES' POLICIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE BOARD OF DIRECTORS.

     THE ASSETS OF THE SERIES WILL BE INVESTED IN HIGH QUALITY MONEY MARKET INSTRUMENTS MATURING IN THIRTEEN MONTHS OR LESS, AND THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE PORTFOLIO OF THE SERIES WILL BE 90 DAYS OR LESS. The Series also may hold cash reserves as the investment adviser deems necessary for temporary defensive purposes.


     In selecting portfolio securities for investment by the Series, the investment adviser considers ratings assigned by major rating services, information concerning the financial history and condition of the issuer and its revenue and expense prospects. The Board of Directors monitors the credit quality of securities purchased for the Series' portfolio. If a portfolio security held by the Series is assigned a lower rating or ceases to be rated, the investment adviser under the supervision of the Board of Directors will promptly reassess whether that security presents minimal credit risks and whether the Series should continue to hold the security. If a portfolio security no longer presents minimal credit risks or is in default, the Series will dispose of the security as soon as reasonably practicable unless the investment adviser determines that to do so is not in the best interest of the Series and its shareholders.

     The Series utilizes the amortized cost method of valuation in accordance with regulations of the Securities and Exchange Commission (SEC). See "How the Fund Values its Shares." Accordingly, the Series will limit its portfolio investments to those instruments which present minimal credit risks and which are of "eligible quality," as determined by the Fund's investment adviser under the supervision of the Board of Directors. "Eligible quality," for this purpose, means (i) a security rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (e.g., Standard & Poor's Rating Group or Moody's Investors Service) assigning a rating to the security or issuer (or, if only one such rating organization assigned a rating, that rating organization) or (ii) an unrated security deemed of comparable quality by the Series' investment adviser under the supervision of the Board of Directors.

     As long as the Series utilizes the amortized cost method of valuation, it will also comply with certain diversification requirements and will invest no more than 5% of its total assets in "second-tier securities," with no more than 1% of the Series' assets in any one issuer of a second-tier security. A "second-tier security," for this purpose, is a security of "eligible quality" that does not have the highest rating from at least two rating organizations assigning a rating to that security or issuer (or, if only one rating organization assigned a rating, that rating organization) or an unrated security that is deemed of comparable quality by the Series' investment adviser under the supervision of the Fund's Board of Directors.


     THE SERIES WILL INVEST AT LEAST 80%, AND GENERALLY NOT LESS THAN 100%, OF ITS ASSETS IN HIGH QUALITY U.S. DOLLAR-DENOMINATED MONEY MARKET OBLIGATIONS OF DOMESTIC AND FOREIGN ISSUERS AND U.S. GOVERNMENT AND FINANCIAL INSTITUTION OBLIGATIONS DESCRIBED BELOW. There is no limitation on the percentage of the Series' assets that may be invested in each of these categories. In addition, the Series may utilize the investment techniques described below under "Other Investments and Policies."

     U.S. GOVERNMENT OBLIGATIONS. The Series may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

     U.S. TREASURY OBLIGATIONS. The Series may invest in U.S. Treasury obligations, including bills, notes, bonds and other debt obligations issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES AND THIRD PARTIES. The Series may also invest in obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of obligations not backed by the full faith and credit of the United States, the Series must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Instruments in which the Series may invest which are not backed by the full faith and credit of the United States include obligations issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), the Resolution Funding Corporation, the Student Loan Marketing Association, and the Tennessee Valley Authority, each of which has the right to borrow under certain circumstances from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. The Series' investment in mortgage-backed securities (e.g., GNMA, FNMA and FHLMC certificates) will be made only to the extent such securities are used as collateral for repurchase agreements entered into by the Series.

     The Series may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment

Objectives and Policies--Obligations Issued or Guaranteed by the U.S. Government, its Agency and Instrumentalities and Third Parties" in the Statement of Additional Information.

     ASSET-BACKED SECURITIES. The Series may invest in asset-backed securities. Asset-backed securities include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by assets backing the securities.

     FINANCIAL INSTITUTION OBLIGATIONS. The Series may invest in obligations (including certificates of deposit and bankers' acceptances) which are issued or guaranteed by commercial banks, savings banks and savings and loan associations whose total assets at the time of investment are more than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are U.S. dollars deposited in branches of banks outside the United States.


     OTHER MONEY MARKET INSTRUMENTS. The Series may invest in commercial paper, variable amount demand master notes, funding agreements, bills, notes and other obligations issued by a U.S. company, a foreign company or foreign governments, their agencies and instrumentalities, maturing in thirteen months or less, denominated in U.S. dollars, which, at the date of investment, are of "eligible quality" as defined above. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth above under "Financial Institution Obligations." If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of comparable quality, as determined by the Fund's investment adviser under the supervision of the Fund's Board of Directors. In the case of instruments issued by foreign companies or governments, the Series will only invest in instruments which are not currently subject to foreign withholding taxes.


     RISKS OF INVESTING IN FOREIGN SECURITIES. There is no limitation on the percentage of the Series' assets that may be invested in foreign securities. Since the portfolio of the Series may contain obligations of foreign issuers, an investment in the Series involves certain risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and such issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


RATING OF SERIES SHARES


     Duff & Phelps Credit Rating Co. (DCR) has given the Series an AAA rating. According to DCR, the AAA rating means the Series' ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the Series' risk management procedures, internal control systems, limitations on market risk and experienced management team.

OTHER INVESTMENTS AND POLICIES

LIQUIDITY PUTS

     The Series may purchase instruments of the types described above together with the right to resell the instruments to brokers, dealers or financial institutions at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price that the Series pays for instruments with a put may be higher than the price that otherwise would be paid for the instruments. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or meet redemption requests.

     Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Series' policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. Changes in the credit quality of these institutions could cause losses to the Series and affect its share price. In the event such a default should occur, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

FLOATING RATE AND VARIABLE RATE SECURITIES

     The Series may purchase "floating rate" and "variable rate" obligations. The interest rates on such obligations fluctuate generally with changes in market interest rates, and in some cases, the Series is able to demand repayment of the principal amount of such obligations at par plus accrued interest. For additional information concerning variable rate and floating rate obligations, see "Investment Objective and Policies" in the Statement of Additional Information.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     The Series may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Series with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Series at the time of entering into the transaction. The Series will limit such purchases to those in which the date for delivery and payment falls within 90 days of the date of the commitment. The Series will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Series' Custodian will maintain, in a segregated account of the Series, cash or other liquid assets having a value equal to or greater than the Series' purchase commitments. If the Series chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


PLEDGING OF ASSETS AND BORROWING

     The Series may borrow (including through entering into reverse repurchase agreements) up to 15% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. The Series may pledge up to 15% of its total assets to secure such borrowings. The Series will not purchase portfolio securities if its borrowings exceed 5% of its net assets.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS


     The Series may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). Repurchase agreements will only be entered into with member banks of the Federal Reserve System or primary reporting dealers in U.S. Government obligations and will be fully secured only by obligations permitted by the Series' investment policies. The repurchase agreements provide that the Series will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Series, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Series' Custodian, either physically or in a book-entry account.

     The Series will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Directors. The Series' investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Series will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Series will suffer a loss. If the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under these extreme circumstances, there may be a restriction on the Series' ability to sell the collateral, and the Series could suffer a loss.


     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Series with an agreement to repurchase the securities at a specified price, date and interest payment. The Series intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Series has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Series may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Series' portfolio. The Series' Custodian will maintain in a segregated account cash or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.



ILLIQUID SECURITIES


     The Series may hold up to 10% of its net assets in illiquid securities (determined at the time of the transaction), including securities with legal or contractual restrictions on resale (restricted securities), securities that are not readily marketable in securities markets either within or outside of the United States, privately placed commercial paper and repurchase agreements which have a maturity of longer than seven days. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Investing in Rule 144A securities could, however, have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period. See "Investment Objective and Policies--Illiquid Securities" in the Statement of Additional Information.


SECURITIES OF OTHER INVESTMENT COMPANIES

     The Series may invest in the securities of other money market funds registered under the Investment Company Act. See "Investment Objective and Policies--Securities of Other Investment Companies" in the Statement of Additional Information.

SUITABILITY FOR INVESTORS

     The Series is designed as an economic and convenient vehicle for those institutional and high net worth individual investors seeking to obtain the yields available from money market instruments while maintaining liquidity. The Series is designed particularly for banks and other depositary institutions seeking investment of short-term monies held in accounts for which the institutions act in fiduciary, advisory, agency, custodial or other similar capacities. The Series may be equally suitable for the investment of short-term funds held or managed by corporations, employee benefit plans and others, if consistent with the objectives of the particular account and any applicable state and federal laws and regulations. The Series can arrange for special processing to assist banks and other institutions desiring to establish multiple accounts. See "Shareholder Guide--Shareholder Services--Subaccounting and Special Services."

     The Series offers the advantages of large purchasing power and diversification. Generally, in purchasing money market instruments from dealers, the percentage difference between the bid and asked prices tends to decrease as the size of the transaction increases. In addition, yields on short-term money market instruments generally tend to increase as maturities are extended. Thus, when yields on longer-term money market instruments are higher than yields on shorter-term money market instruments, ownership of Series shares may allow an investor to obtain the advantages of short-term liquidity and the higher yields available from the Series' holdings of longer-term instruments. This benefit will be reduced to the extent of the Series' expenses and may be unavailable during periods when interest rates are higher for money market instruments with maturities shorter than the weighted average maturity of the Series. The Series also offers investors the opportunity to participate in a portfolio of money market instruments which is more diversified in terms of issuers and maturities than the investor's individual investment might otherwise permit.

     Investment in the Series relieves investors of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments. These include selection of portfolio investments; surveying the market for the best terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

INVESTMENT RESTRICTIONS

     The Series is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Series' outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.


                            HOW THE SERIES IS MANAGED

     THE FUND HAS A BOARD OF DIRECTORS WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE SERIES' MANAGER, SUBADVISER AND DISTRIBUTOR, AS SET FORTH BELOW, DECIDES UPON MATTERS OF GENERAL POLICY. THE SERIES' MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE SERIES. THE SERIES' SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

     For the fiscal year ended March 31, 1998, total expenses for the Series' Class A shares as a percentage of average net assets were .29%. See "Financial Highlights."


MANAGER


     PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE SERIES AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF UP TO.20 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE SERIES. PIFM is organized in New York as a limited liability company. For the fiscal year ended March 31, 1998, the Series paid management fees to PIFM of .16% of its average daily net assets. See "Manager" in the Statement of Additional Information.

     As of April 30, 1998, PIFM served as the manager to 43 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $64.8 billion.

     UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, PIFM MANAGES THE INVESTMENT OPERATIONS OF THE SERIES AND ALSO ADMINISTERS THE SERIES' CORPORATE AFFAIRS. See "Manager" in the Statement of Additional Information.

     UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), PI FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE SERIES AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services and supervises PI's performance of such services.


     PIFM and PIC are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR


     PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES OR THE DISTRIBUTOR), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND, UNTIL JULY 1, 1998, SERVES AS THE SERIES' DISTRIBUTOR. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL. ON JULY 1, 1998, PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (DISTRIBUTOR), THREE GATEWAY CENTER, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, WILL BEGIN ACTING AS THE FUND'S DISTRIBUTOR. PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND IT IS A DIRECT WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

     UNDER A DISTRIBUTION AND SERVICE PLAN (THE PLAN) ADOPTED BY THE FUND UNDER RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AND SERVICE AGREEMENT (THE DISTRIBUTION AGREEMENT), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE SERIES' CLASS A SHARES. These expenses include account servicing fees paid to, or on account of, financial advisers of Prudential Securities and representatives of Pruco Securities Corporation (Prusec), an affiliated broker-dealer, account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor, Prudential Securities and Prusec associated with the sale of Class A shares of the Series, including lease, utility, communications and sales promotion expenses.

     UNDER THE PLAN, THE SERIES REIMBURSES THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES AT AN ANNUAL RATE OF UP TO .12 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE SERIES' CLASS A SHARES. Account servicing fees are paid based on the average balance of the Class A shares of the Series held in the accounts of the customers of financial advisers. The entire distribution fee may be used to pay account servicing fees.

     For the fiscal year ended March 31, 1998, the Series paid a distribution fee equal on an annual basis to .08% of the average daily net assets of the Series' Class A shares. The Series records all payments made under the Plan as expenses of the Class A shares in the calculation of the net investment income of the Class A shares.

     For an indefinite period of time and until further notice, the Distributor has agreed to waive .07 of 1% of its distribution fee. The Series is not required to reimburse PSI for such distribution fee waiver.

     The Plan provides that it shall continue in effect from year to year provided that each such continuance is approved annually by a majority vote of the Board of Directors of the Fund, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Directors). The Board of Directors is provided with and reviews quarterly reports of expenditures under the Plan. The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or a majority of the outstanding Class A shares of the Series. The Series will not be obligated to pay distribution and service fees under a Plan if it is terminated or not continued.


     In addition to distribution and service fees paid by the Series under the Plan, the Manager (or one of its affiliates) may make payments out of its own resources to dealers (including Prudential Securities) and other persons which distribute shares of the Series. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.


FEE WAIVERS

     For an indefinite period of time, and until further notice, the Manager has agreed to waive .05 of 1% of its management fee and subsidize expenses and the Distributor has agreed to waive up to .07 of 1% of its distribution/service fee. The Series is not required to reimburse the Manager or the Distributor for such management fee waiver or distribution fee waiver, respectively. Thereafter, the Manager may from time to time agree to waive all or a portion of its management fee and subsidize certain operating expenses of the Series. Fee waivers and expense subsidies will increase the Series' yield and total return for so long as such waivers and subsidies remain in place. The fee waivers and expense subsidies may be discontinued at any time. See "Series Expenses."

PORTFOLIO TRANSACTIONS


     Prudential Securities or an affiliate of the Distributor may act as broker for the Series, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.


CUSTODIAN AND TRANSFER AND SHAREHOLDER SERVICING AGENT

     State Street Bank and Trust Company (State Street), One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Series' portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.


     Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and as Shareholder Servicing Agent and in those capacities maintains certain books and records for the Series. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

YEAR 2000

     The services provided to the Series and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Series, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Series that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.


                        HOW THE SERIES VALUES ITS SHARES


     THE SERIES' NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. THE BOARD OF DIRECTORS HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE NAV TO BE AS OF 4:00 P.M., NEW YORK TIME, ON EACH DAY THE SERIES IS OPEN FOR BUSINESS.

     The Series is open each day that the New York Stock Exchange is open for trading. The Fund reserves the right to reject any purchase order.


     It is the intention of the Series to maintain an NAV of $1.00, although there can be no assurance that the Series will do so. The portfolio instruments of the Series are valued on the basis of amortized cost valuation in accordance with regulations issued by the SEC. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Series would receive if it sold the instrument. The Fund's Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the NAV of the shares of the Series at $1.00 per share. See "Net Asset Value" in the Statement of Additional Information.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

TAXATION OF THE SERIES

     THE SERIES HAS ELECTED TO QUALIFY AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE INTERNAL REVENUE CODE). ACCORDINGLY, THE SERIES WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS PROVIDED THAT IT DISTRIBUTES TO SHAREHOLDERS EACH YEAR AT LEAST 90% OF SUCH INCOME. If the Series defers until the subsequent calendar year the distribution of more than a minimal amount of income, it will be subject to a 4% nondeductible excise tax on the deferred distribution. The Series intends to make timely and complete distributions in order to avoid any such taxes.

TAXATION OF SHAREHOLDERS

     All dividends out of net investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses), will be taxable to shareholders as ordinary income whether or not reinvested. The Series does not anticipate realizing long-term capital gains. However, to the extent the Series does recognize long-term capital gains, the Series intends to declare capital gains distributions to the extent of its net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses). Capital gains distributions, if any, are taxable to shareholders as net long-term capital gains, regardless of the length of time a shareholder has owned its shares.

     It is anticipated that the net asset value per share of the Series will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share.


     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as a short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. The maximum long-term capital gains rate for individual shareholders for securities held between 12 and 18 months currently is 28% and for securities held more than 18 months is 20%. The maximum tax rate for individual shareholders for ordinary income is 39.6%. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximum tax rate for ordinary income.

     Dividends and distributions may be subject to state and local taxes. Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


WITHHOLDING TAXES


     Under the Internal Revenue Code, the Series is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain income and redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. However, dividends of net investment income (and net short-term capital gains) paid to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

     Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED SHORT-TERM CAPITAL GAINS, IF ANY, OF THE SERIES WILL BE DECLARED AS A DIVIDEND DAILY IMMEDIATELY PRIOR TO THE CALCULATION OF THE SERIES' NET ASSET VALUE AS OF 4:00 P.M., NEW YORK TIME. Net investment income of the Series (from the time of the immediately preceding declaration) consists of interest accrued or discount earned (including both original issue and market discount) on the obligations in the Series, less amortization of premium and the estimated expenses of the Series applicable to that dividend period. The Series does not expect to realize long-term capital gains or losses.

     The net investment income of the Series for dividend purposes is determined on a daily basis. Each such dividend will be payable to shareholders of record at the time of its declaration (including for this purpose holders of shares purchased, but excluding holders of shares redeemed as of 4:00 P.M., New York time, on that day). Dividends declared are accrued throughout the month and are distributed in the form of full and fractional shares on or about the 23rd day of the month, unless the shareholder elects in writing, not less than five business days prior to the dividend distribution date, to receive such distributions in cash. The dividend distribution date may be changed without further notice to shareholders. Dividends are reinvested at the net asset value determined as of 4:00 P.M., New York time, on the day of payment. If the entire amount in an account is redeemed at any time during a month, all dividends accrued with respect to that account during that month are paid to the investor at the NAV as of 4:00 P.M., New York time, on the date of redemption.


     The calculation of net investment income for dividend purposes is made immediately prior to the calculation of net asset value at 4:00 P.M., New York time. If a purchase order and the funds for such purchase are received prior to 4:00 P.M., New York time, the shareholder begins to earn dividends declared on that day.


     The Fund will not accept purchase and redemption orders after 4:00 P.M., New York time. If a redemption request is received prior to 4:00 P.M., New York time, the shareholder does not earn a dividend on that day but the redemption proceeds are wired on that day.

     Net income earned on Saturdays, Sundays and holidays is accrued in calculating the dividend on the previous business day. Accordingly, an investor who places a purchase order prior to 4:00 P.M., New York time, on a Friday begins earning dividends that day. A shareholder which redeems its shares prior to 4:00 P.M., New York time, on a Friday does not earn a dividend which reflects the income earned by the Series on the Friday, or the following Saturday and Sunday.

     Should the Series incur or anticipate any unusual expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the net asset value per share of the Series is reduced, or is anticipated to be reduced, below $1.00, the Board of Directors may suspend further dividend payments of the Series until net asset value is returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in shareholders receiving no dividends for the period during which they held their shares and in their receiving upon redemption a price per share lower than that which they paid.


     The Fund has obtained an opinion of counsel to the effect that the exchange of the Series' Class A shares for Class I shares does not constitute a taxable event for federal income tax purposes. However, such opinion is not binding on the Internal Revenue Service.


                               GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

     THE FUND WAS INCORPORATED IN MARYLAND ON SEPTEMBER 1, 1987. THE FUND IS AUTHORIZED TO ISSUE 15 BILLION SHARES OF COMMON STOCK OF $.001 PAR VALUE WHICH ARE CURRENTLY DIVIDED INTO TWO PORTFOLIOS OR SERIES. THE INSTITUTIONAL MONEY MARKET SERIES HAS 10 BILLION AUTHORIZED SHARES AND THE LIQUID ASSETS SERIES HAS 5 BILLION AUTHORIZED SHARES.

OF THE 10 BILLION AUTHORIZED SHARES OF THE INSTITUTIONAL MONEY MARKET SERIES, THERE ARE 5 BILLION AUTHORIZED CLASS A SHARES (WHICH CLASS INCLUDES SHARES OUTSTANDING PRIOR TO JUNE 2, 1997) AND 5 BILLION AUTHORIZED CLASS I SHARES OF THE SERIES, RESPECTIVELY. EACH CLASS REPRESENTS AN INTEREST IN THE SAME ASSETS OF THE SERIES AND IS IDENTICAL IN ALL RESPECTS EXCEPT THAT (I) ONLY CLASS A SHARES ARE SUBJECT TO DISTRIBUTION AND/OR SERVICE FEES, (II) EACH CLASS HAS EXCLUSIVE VOTING RIGHTS ON ANY MATTER SUBMITTED TO SHAREHOLDERS THAT RELATES SOLELY TO ITS ARRANGEMENT AND HAS SEPARATE VOTING RIGHTS ON ANY MATTER SUBMITTED TO SHAREHOLDERS IN WHICH THE INTERESTS OF ONE CLASS DIFFER FROM THE INTERESTS OF ANY OTHER CLASS AND (III) CLASS I SHARES ARE SUBJECT TO A HIGHER MINIMUM INITIAL INVESTMENT AMOUNT.

     The Board of Directors may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. The Series does not intend to issue stock certificates unless requested. Shares of the Series, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Series under certain circumstances as described under "Shareholder Guide-- How to Sell Your Shares." All shares of the Series are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Series is entitled to its portion of all of the Series' assets after all debt and expenses of the Series have been paid. Because only Class A shares of the Series bear distribution expenses, the liquidation proceeds to Class A shareholders would likely be lower than to Class I shareholders. The Series' shares do not have cumulative voting rights for the election of Directors. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.


     THE FUND DOES NOT INTEND TO HOLD ANNUAL SHAREHOLDER MEETINGS UNLESS REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF DIRECTORS IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE DIRECTORS OR TO TRANSACT ANY OTHER BUSINESS.

ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

                                SHAREHOLDER GUIDE


HOW TO BUY SHARES OF THE SERIES


     GENERAL INFORMATION


     CLASS A SHARES OF THE SERIES ARE CONTINUOUSLY OFFERED AT THEIR NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF A PURCHASE ORDER AND, IN THE CASE OF A NEW ACCOUNT, A COMPLETED APPLICATION FORM (THE APPLICATION) IS RECEIVED. THERE IS NO SALES CHARGE. THE MINIMUM INITIAL INVESTMENT TO ESTABLISH A NEW ACCOUNT IS $100,000 FOR CLASS A SHARES. A master account and its subaccounts, as well as related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent), in the Series may be aggregated for this minimum investment purpose. SUBSEQUENT INVESTMENTS IN CLASS A SHARES OF THE SERIES (OTHER THAN THROUGH THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS) MUST BE MADE IN THE AMOUNT OF AT LEAST $10,000 BY WIRE TRANSFER OF FUNDS. The Series reserves the right to impose a higher or lower minimum subsequent amount from time to time as it may deem appropriate. See "Purchase of Shares" in the Statement of Additional Information. The Series does not intend to issue stock certificates unless requested. The Series reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

     Investments in the Series must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Series' Custodian. To open an account, the completed Application must be received by PMFS, the Series' shareholder servicing agent.


     If a purchase order is telephoned to PMFS (toll-free) (800-521-7466) before 4:00 P.M., New York time, and federal funds are received by the Custodian on that business day, the purchase order becomes effective as of 4:00 P.M., New York time, and the shares are entitled to dividend income earned on that day. All account transactions by telephone through PMFS will be recorded.


     Purchase orders by COMMAND Program participants must be submitted to their Prudential Securities Financial Advisor, or by BusinessEdge Program participants to their Prudential Securities Financial Advisor or Pruco Securities broker, by 2:00 P.M., New York time.


     In order to make investments which will generate income immediately, the Fund must have federal funds available to it. Therefore, investors who desire to have their purchase orders become effective as of 4:00 P.M., New York time, are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

HOW TO SELL YOUR SHARES


     YOU CAN REDEEM ALL OR ANY PART OF THE VALUE OF YOUR ACCOUNT ON ANY BUSINESS DAY BY INSTRUCTING THE SERIES TO REDEEM YOUR SHARES AS DESCRIBED BELOW. REDEMPTIONS MAY BE REQUESTED BY TELEPHONE AND ARE EFFECTED AT THE PER SHARE NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF THE REQUEST FOR REDEMPTION IN PROPER FORM.

     PRUDENTIAL SECURITIES CLIENTS FOR WHOM PRUDENTIAL SECURITIES HAS PURCHASED SHARES OF THE SERIES MAY HAVE THESE SHARES REDEEMED ONLY THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISOR.

     YOU MUST DESIGNATE ON YOUR APPLICATION THE U.S. COMMERCIAL BANK ACCOUNT OR PRUDENTIAL SECURITIES ACCOUNT INTO WHICH YOU WISH THE PROCEEDS OF WITHDRAWALS FROM YOUR ACCOUNT IN THE SERIES DEPOSITED. YOU MAY WITHDRAW AN AMOUNT FROM YOUR ACCOUNT IN THE SERIES BY INSTRUCTING PMFS TO HAVE THE PROCEEDS OF WITHDRAWAL WIRED DIRECTLY TO YOUR DESIGNATED BANK ACCOUNT OR YOUR PRUDENTIAL SECURITIES ACCOUNT. PMFS ACCEPTS WITHDRAWAL INSTRUCTIONS BY TELEPHONE AT (800) 521-7466 ONCE YOU IDENTIFY YOURSELF AS A PERSON AUTHORIZED ON THE COMPLETED APPLICATION AND PROVIDE YOUR ACCOUNT NUMBER AND YOUR PERSONAL IDENTIFICATION NUMBER.

     DURING PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS, THE TELEPHONE REDEMPTION PRIVILEGE MAY BE DIFFICULT TO IMPLEMENT. IF YOU ARE UNABLE TO REACH PMFS BY TELEPHONE, A REDEMPTION REQUEST MAY BE TELECOPIED TO PMFS (TELECOPIER NUMBER (732) 417-7869).

     In order for shares to be redeemed and withdrawal proceeds to be wired on the same day as the request is made, telephone instructions or the written redemption request must be received by PMFS prior to 4:00 P.M., New York time. Any request received prior to 4:00 P.M., New York time, will be wired the same day. However, due to federal wire restrictions and individual bank hours of operation, the proceeds may not be available to the client until the following business day. Shares redeemed prior to 4:00 P.M., New York time, are not entitled to income dividends declared on the day of redemption. See "Taxes, Dividends and Distributions." Requests for redemptions of Series shares by COMMAND Program participants must be submitted to their Prudential Securities Financial Advisor, or by BusinessEdge Program participants to their Prudential Securities Financial Advisor or Pruco Securities broker, by 2:00 P.M., New York time.


     If a written request for redemption is submitted, the signatures on the redemption request must be exactly as shown on the completed Application. If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution", and in the case of a corporate shareholder, a corporate resolution must accompany the request. An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services offices.

     In order to allow for the management of the Series with maximum flexibility, you are urged to initiate redemptions of shares as early in the day as possible and to notify the Series by at least 9:30 A.M., New York time, of withdrawals in excess of $10 million.

     The Series reserves the right to withhold wiring redemption proceeds to shareholders if, in the judgment of the investment adviser, the Series could be adversely affected by making immediate payment, and may take up to seven days to wire redemption proceeds. In making withdrawal requests, you must supply your name(s), account number and personal identification number. Neither the Series nor PMFS will be responsible for further verification of the authenticity of telephoned instructions.


     You may change the bank account you have designated to receive amounts withdrawn at any time by writing to PMFS with an appropriate signature guarantee or by providing a certified copy of a corporate resolution authorizing the change. Further documentation may be required when deemed appropriate by PMFS.


     REDEMPTION IN KIND. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Series to make payment wholly or partly in cash, the Series may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Series, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Series Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Series, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Series during any 90-day period for any one shareholder.

     INVOLUNTARY REDEMPTION. The Series reserves the right to redeem, upon 60 days' written notice, an account which is reduced by you because of a redemption to a net asset value of less than $100,000. You may avoid this redemption by increasing the net asset value of your account to $100,000 or more.


     The total value of a shareholder's investment in the Series at the time of redemption may be more or less than his or her cost, depending on the value of the securities held by the Series at such time and income earned.

     Under the Investment Company Act, the right of redemption may be suspended or date of payment postponed at times when the New York Stock Exchange is closed (other than customary weekend or holiday closings), trading on the New York Stock Exchange is restricted, and under certain emergency or other circumstances as determined by the SEC. In case of suspension of the right of redemption, requests for redemption may be withdrawn or shareholders may receive payment based on the net asset value determined next after the termination of the suspension.


     AUTOMATIC REDEMPTION. Redemptions will be automatically effected by Prudential Securities to satisfy debit balances arising under the COMMAND Program or the BusinessEdge Program, such as those incurred by use of the Visa(R) Gold Debit Card Account (for COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for BusinessEdge Program), including ATM transaction purchases, cash advances and COMMAND Program or BusinessEdge Program Account checks. The COMMAND Program or BusinessEdge Program Securities Account (the Securities Account) will be automatically scanned for debits each business day as of the close of business on that day. After application of any free credit cash balances in the account to such debits, a sufficient number of shares of the mutual fund selected by the participant that he or she has designated as his or her primary fund for the investment of free credit cash balances (the Primary
Fund) will be redeemed as of that business day to satisfy any remaining debits in the Securities Account and, if necessary, shares of other COMMAND Program or BusinessEdge Program Account Funds, as applicable, owned by the Program participant which have not been selected as his or her Primary Fund or shares of a participant's money market funds managed by PIFM which are not Primary Funds will be redeemed to satisfy debits in the Securities Account. Margin loans, if available and selected under a Program, will be utilized to satisfy debits remaining after the liquidation of all fund shares in a Securities Account, and shares may not be purchased until all debits, margin loans and other requirements in the Securities Account are satisfied. In the event of an automatic redemption of shares, the participant will be entitled to dividends declared on the redeemed shares through the business day preceding the day on which the redemption is effective. Participants will not be entitled to dividends declared on the date of redemption.

     MANUAL REDEMPTION. A shareholder investing through the COMMAND Program or the BusinessEdge Program may redeem shares of the Series by submitting a written request for redemption directly to the Distributor or by calling his or her Prudential Securities Financial Advisor or Pruco Securities broker, as applicable, who will submit the request to the Series' Transfer Agent. The proceeds from a manual redemption will immediately become free credit cash balances in the participant's Program Securities Account and will be automatically invested in the Primary Fund selected as the participant's Primary Fund. Redemption requests should not be sent to the Transfer Agent. If inadvertently sent to the Transfer Agent, they will be forwarded to Prudential Securities. The COMMAND Program and the BusinessEdge Program require the written request to be signed by all persons in whose names the shares are registered, exactly as their names appear on the Program Account Client Statement. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate a Program Securities Account for any reason. Likewise, Prudential Securities or Pruco Securities has the right to terminate a BusinessEdge Program Securities Account for any reason. In either such event, all shares held in a shareholder's account will be redeemed.

FREQUENT TRADING

     The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Fund reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

     To implement this authority to protect the Fund and its shareholders from excessive trading, the Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.


     SHAREHOLDER SERVICES

     As a shareholder in the Series, you can take advantage of the following additional services and privileges:

     o SHAREHOLDER INVESTMENT ACCOUNT. Upon the initial purchase of shares of the Series, a Shareholder Investment Account is established for you under which your shares are held by PMFS.

     PMFS maintains an account for you expressed in terms of full and fractional shares of the Series rounded to the nearest 1/1000th of a share. All investments in the Series are credited to your account in the form of shares immediately upon acceptance and become entitled to dividends as described in "Taxes, Dividends and Distributions." PMFS will also maintain subaccounts for investors. See "Subaccounting and Special Services" below.

     Stock certificates are issued only upon your written request. PMFS will provide a confirmation of all investments in or withdrawals from an account. Within ten days after the end of each month, PMFS will send you a statement setting forth a summary of the transactions in your account for the month and the month-end balance of full and fractional shares held in the account.

     o SUBACCOUNTING AND SPECIAL SERVICES. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail itself of PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services to be rendered. Subaccounts may be opened at the time of the initial investment or at a later date.

     o EXCHANGE PRIVILEGE. The Fund does not currently offer an exchange privilege for shares of the Series, except that Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

     o REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in the annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

     o SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 521-7466 (toll-free).

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.

     Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS

     VMIG-1: Variable rate short-term indebtedness rated "VMIG-1" is of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT RATINGS

     AAA: Bonds rated AAA are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

SHORT-TERM DEBT RATINGS

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, L.P.

BOND RATINGS

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.


SHORT-TERM DEBT RATINGS

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the 'F-1+' and 'F-1' categories.

                        THE PRUDENTIAL MUTUAL FUND FAMILY

     Prudential offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.


                               TAXABLE BOND FUNDS

Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
 Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
 Income Portfolio

                              TAX-EXEMPT BOND FUNDS

Prudential California Municipal Fund
 California Series
 California Income Series
Prudential Municipal Bond Fund
 High Yield Series
 Insured Series
 Intermediate Series
Prudential Municipal Series Fund
 Florida Series
 Maryland Series
 Massachusetts Series
 Michigan Series
 New Jersey Series
 New York Series
 North Carolina Series
 Ohio Series
 Pennsylvania Series
Prudential National Municipals Fund, Inc.

                                  GLOBAL FUNDS


Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
 Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
 Global Series
 International Stock Series
Global Utility Fund, Inc.
The Global Total Return Fund, Inc.


                                  EQUITY FUNDS


Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Index Series Fund
 Prudential Bond Market Index Fund
 Prudential Europe Index Fund
 Prudential Pacific Index Fund
 Prudential Small-Cap Index Fund
 Prudential Stock Index Fund
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Jennison Series Fund, Inc.
 Prudential Jennison Active Balanced Fund
 Prudential Jennison Growth Fund
 Prudential Jennison Growth & Income Fund
Prudential Multi-Sector Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
 Nicholas-Applegate Growth Equity Fund

                               MONEY MARKET FUNDS


o  Taxable Money Market Funds
Cash Accumulation Trust
 Liquid Assets Fund
 National Money Market Fund
Prudential Government Securities Trust
 Money Market Series
 U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
 Money Market Series
Prudential MoneyMart Assets, Inc.
o  Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
 California Money Market Series
Prudential Municipal Series Fund
 Connecticut Money Market Series
 Massachusetts Money Market Series
 New Jersey Money Market Series
 New York Money Market Series
o  Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund
o  Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
 Institutional Money Market Series

                                   PRUDENTIAL
                 INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP)
                             NEW ACCOUNT APPLICATION

*    FUND SELECTION -- PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP)

     Institutional Money Market Series (Fund #52)(PIMMS)
     Class A Shares [_]
     Class I Shares [_]

                                          ACCOUNT NO: __________________________

* ACCOUNT REGISTRATION
The account should be registered as follows:

--------------------------------------------------------------------------------
                                 Name of Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Street

--------------------------------------------------------------------------------
                                      State

--------------------------------------------------------------------------------
                      Attention of (Contact Person)(If Any)

Telephone # ( ) _________________________

--------------------------------------------------------------------------------
     Taxpayer Identification No.             Taxpayer Identification No.

* INITIAL INVESTMENT -- Minimum $100,000 for Class A shares.

___________________  -- Minimum $5 million for Class I shares.

                     -- Subsequent Investment Minimum $10,000 for
                        Class A and Class I shares.

* DUPLICATE CONFIRMATION (other than Prudential Representative)

We hereby authorize Prudential Mutual Fund Services LLC to send duplicate account statements for the above Fund account to:

Name ___________________________________________________________________________

Attention ______________________________________________________________________

Address ________________________________________________________________________
                                     Street

--------------------------------------------------------------------------------
City                                         State               zip

Name ___________________________________________________________________________

Attention ______________________________________________________________________

Address ________________________________________________________________________
                                     Street

--------------------------------------------------------------------------------
City                                         State               zip

* PRUDENTIAL REPRESENTATIVE (To Be Completed By Prudential Representative)


FA Name ________________________________________________________________________
                                             PSI Branch Ledger        FA Number

--------------------------------------------------------------------------------
Branch Telephone Number

* AGENT AUTHORIZATION (to be completed by Prudential Securities CLIENTS only)

We hereby authorize the following Prudential representative to act as our agent in connection with transactions under this authorization form:

Representative Name: ___________________________________________________________

Authorized Client Signature: ___________________________________________________

THIS AUTHORIZATION MAY NOT BE USED FOR A CHANGE OF SALES REPRESENTATIVE.

* DISTRIBUTION OPTION

Monthly dividends are to be:

[_] Invested in additional shares [_] Paid in cash

(Dividends will be invested in additional shares if no election is made)

* EXPEDITED  REDEMPTION PAYMENTS

IF YOU WISH TO HAVE EXPEDITED REDEMPTIONS PLEASE FILL OUT THE SECTION BELOW.

Redemption proceeds will be sent only to the bank or Prudential Securities account listed below, for credit to the investor's account. The investor hereby authorizes Prudential Mutual Fund Services LLC to honor telephone or written instructions without a signature guarantee for redemption of Fund shares. Prudential Mutual Fund Services LLC's records of such instructions will be binding on all parties and Prudential Mutual Fund Services LLC will not be liable for any loss, expense or cost arising out of such transactions.

If convenient, enclose a specimen copy of your check or deposit slip (marked "VOID") if applicable for the bank listed below. Proceeds from redemptions must be wired to either a commercial bank account or a Prudential Securities account--not both. To facilitate the wiring of your redemption proceeds, the indicated bank should be a commercial bank:

COMMERCIAL                                 PRUDENTIAL SECURITIES ACCOUNT

1. Account Name _________________________  Account Name: Prudential Securities

                _________________________  Account Number: 722-00-011

  Bank Name     _________________________  Bank Name: Morgan Guaranty
                                                      Trust Company

  Bank Address  _________________________  Bank Routing Number: 021-000-238

                _________________________  FOR FURTHER CREDIT TO:

  Account No.   _________________________  PSI Account Name ____________________

  Bank Routing No. ______________________  PSI Account Number ___-______-_-__

Note: If you wish to add additional bank instructions please attach a list.

* SIGNATURE GUARANTEE (FOR INDIVIDUALS ONLY)

THE SIGNATURE(S) MUST BE GUARANTEED BY AN "ELIGIBLE GUARANTOR INSTITUTION". AN "ELIGIBLE GUARANTOR INSTITUTION" INCLUDES ANY BANK, BROKER, DEALER OR CREDIT UNION. For clients of Pruco Securities Corporation, a signature guarantee may be obtained from the Agency or Office manager of most Prudential Insurance and Financial Services offices.

------------------------------------         -----------------------------------
Shareholder Signature                        Co-Owner Signature (if any)

* SIGNATURE(S) GUARANTEE BY:

Name of Bank or Firm ___________________________________________________________

Officer and Title ___________________________     ______________________________
                  Signature                       Print Name of Officer

*SIGNATURE AND TAXPAYER IDENTIFICATION NUMBER CERTIFICATION (IF SHARES ARE REGISTERED IN THE NAME OF A CORPORATION OR OTHER ORGANIZATION, AN AUTHORIZED OFFICER MUST SIGN)

The undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this Application, and the person or persons signing on behalf of the beneficial owner represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the beneficial owner. The undersigned hereby affirms receipt of a current Fund prospectus and certifies under penalty of perjury that: (i) the number shown above is the correct taxpayer identification number/Social Security number and (ii) there has been no notification that this account is subject to backup withholding.

[_] Please check box if there has been notification that this account is subject to backup withholding.

---------------  ---------------------------------------------------  ----------
Signature        Corporate Officer or Title (if appropriate)          Date

---------------  ---------------------------------------------------  ----------
Signature        Corporate Officer or Title (if appropriate)          Date

Acceptance Date: ___________________________________

Mail Directly to:                         Overnight Mail Address:

  Prudential Mutual Fund Services LLC       Prudential Mutual Fund Services LLC
  Institutional Service Division            Attention: PILP
  P.O. Box 15030                            Raritan Plaza One
  New Brunswick, NJ 08906-5030              Edison, NJ 08837

Institutional Service Division Telephone Number:     Telecopier Number:
  1-800-521-7466 (8:00 a.m.-4:30 p.m. (est))           (908) 417-7806

If by Wire:

  State Street Bank ABA Routing Number 0110-0002-8
  Attention: PRU 8600 GRP
  Re: PILP
  Name of Fund: Institutional Money Market Series
  DDA Number: 99034100
  Account Registration Name:
  Account Number:

Note: This Application must have a signature guarantee or corporate certification. After this Application is received, you will be contacted by an Account Administrator to review operations procedures.

FUNDS WILL NOT BE INVESTED WITHOUT DIRECT TELEPHONE CONTACT WITH PRUDENTIAL MUTUAL FUND SERVICES LLC.

                              FOR CORPORATIONS ONLY

Resolution For Corporate Investor

     A form of Secretary's Certificate evidencing the adoption of an appropriate corporate resolution relating to a Fund account follows. You may use this form, or you may use your own. The resolution submitted should be substantially similar to that below, although it may be a blanket authorization not specifically mentioning the Fund.

                             SECRETARY'S CERTIFICATE

     The undersigned hereby certifies and affirms that he/she is the duly elected (Assistant) Secretary of

--------------------------------------------------------------------------------
                                (Corporate name)

a corporation organized under the laws of __________________________, and that
the following is a true and                       (State)

correct copy of a resolution adopted by the corporation's Board of Directors at a meeting duly called and held on __________________________.

RESOLVED, that the ______________________ of this corporation are hereby
                    (Officers' titles)
authorized to open an account

in the name of the corporation with the Prudential Institutional Liquidity Portfolio, Inc., a registered investment company, and from to time to time to deposit therein such funds of the corporation as they may deem necessary or appropriate; that the persons named below are authorized to endorse checks and other negotiable instruments for deposit in said account and to issue over their names instructions for the redemption of shares of the Prudential Institutional Liquidity Portfolio, Inc. held in such account by any means described in its current prospectus, including check-writing; provided that such instructions are issued by any _________________________ of the persons named below:
                  (number required)

-------------------------------         ----------------------------------------
 (print or type name and title)                    (signature)

-------------------------------         ----------------------------------------
 (print or type name and title)                    (signature)

-------------------------------         ----------------------------------------
 (print or type name and title)                    (signature)

-------------------------------
         (Corporate Name)

By: _________________________________________          CORPORATE SEAL

Dated _______________________________________
      (Secretary or Assistant Secretary)

     No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

================================================================================

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----


SERIES  HIGHLIGHTS ........................................................    2
 What are the Series' Risk Factors and Special
  Characteristics? ........................................................    2
SERIES EXPENSES ...........................................................    4
FINANCIAL HIGHLIGHTS ......................................................    5
CALCULATION OF YIELD ......................................................    6
HOW THE SERIES INVESTS ....................................................    6
 Investment Objective and Policies ........................................    6
 Rating of Series Shares ..................................................    8
 Other Investments and Policies ...........................................    8
 Investment Restrictions ..................................................   11
HOW THE SERIES IS MANAGED .................................................   11
 Manager ..................................................................   11
 Distributor ..............................................................   12
 Portfolio Transactions ...................................................   13
 Custodian and Transfer and
  Shareholder Servicing Agent .............................................   13
 Year 2000 ................................................................   13
HOW THE SERIES VALUES ITS SHARES ..........................................   13
TAXES, DIVIDENDS AND DISTRIBUTIONS ........................................   14
GENERAL INFORMATION .......................................................   15
 Description of Common Stock ..............................................   15
 Additional Information ...................................................   16
SHAREHOLDER GUIDE .........................................................   16
 How to Buy Shares of the Series ..........................................   16
 How to Sell Your Shares ..................................................   17
 Shareholder Services .....................................................   19
DESCRIPTION OF SECURITY RATINGS ...........................................  A-1
THE PRUDENTIAL MUTUAL FUND FAMILY .........................................  B-1


================================================================================

MF137A

--------------------------------------------------------------------------------
                         Class A CUSIP No.: 744350-10-9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                            Prudential Institutional
                            Liquidity Portfolio, Inc.

                        INSTITUTIONAL MONEY MARKET SERIES
                                (Class A Shares)

--------------------------------------------------------------------------------

                                   PROSPECTUS


                                  June 1, 1998

                               www.prudential.com



                         [PRUDENTIAL INVESTMENTS LOGO]

Prudential
Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series
(Class I Shares)


--------------------------------------------------------------------------------
Prospectus dated June 1, 1998
--------------------------------------------------------------------------------

The Institutional Money Market Series (the Series) is one of two series of Prudential Institutional Liquidity Portfolio, Inc. (the Fund), an open-end, diversified, management investment company, or mutual fund. The Series offers investors an efficient and economical means of investing in a professionally managed portfolio of high quality money market instruments. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. Only Class I shares of the Series are offered through this Prospectus. There can be no assurance that the Series' investment objective will be achieved. See "How the Series Invests--Investment Objective and Policies." The minimum initial investment in Class I shares of the Series is $5 million. Class I shares of the Series are available to shareholders who meet the minimum investment requirements in this Prospectus, as well as corporate participants in the COMMANDsm Account program (the COMMAND Program), which is available through Prudential Securities Incorporated, and participants in the Prudential BusinessEdgesm Account Program (the BusinessEdge Program), which is available through either Prudential Securities Incorporated or Pruco Securities Corporation.

An investment in the Series is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share. See "How the Series Values its Shares."

The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 521-7466.

This Prospectus sets forth concisely the information about the Fund and the Series that a prospective investor ought to know before investing and is available at the Web site of The Prudential Insurance Company of America (http://www.prudential.com). Additional information about the Fund and the Series has been filed with the Securities and Exchange Commission (the Commission) in a Statement of Additional Information, dated June 1, 1998, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec. gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund and the Series.


--------------------------------------------------------------------------------
Investors are advised to read this Prospectus and retain it for future reference.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                SERIES HIGHLIGHTS

     The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

WHAT IS PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.?


     Prudential Institutional Liquidity Portfolio, Inc. is a mutual fund whose shares are offered in two series, each of which operates as a separate fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, management investment company. Only Class I shares of the Series are offered through this Prospectus.


WHAT IS THE SERIES' INVESTMENT OBJECTIVE?


     The Series' investment objective is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less. There can be no assurance that the Series' investment objective will be achieved. See "How the Series Invests--Investment Objective and Policies" at page 6.

WHAT ARE THE SERIES' RISK FACTORS AND SPECIAL CHARACTERISTICS?

     It is anticipated that the net asset value of the Series will remain constant at $1.00 per share, although this cannot be assured. In order to maintain such constant net asset value, the Series will value its portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which the value of a security in the Series' portfolio, as determined by amortized cost, is higher or lower than the price the Series would receive if it sold such security. See "How the Series Values its Shares" at page 13.

     The Series may invest in foreign securities without limit. Investing in securities of foreign companies and countries involves certain considerations and risks not typically associated with investing in securities of domestic companies. See "How the Series Invests--Investment Objective and Policies--Risks of Investing in Foreign Securities" at page 8.


WHO MANAGES THE FUND?



     Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Series and is currently compensated for its services at an annual rate of .15 of 1% of the Series' average daily net assets. As of April 30, 1998, PIFM served as manager or administrator to 65 investment companies, including 43 mutual funds, with aggregate assets of approximately $64.8 billion. The Prudential Investment Corporation (PIC), doing business as Prudential Investments (PI, the Subadviser or the investment adviser), furnishes investment advisory services in connection with the management of the Series under a Subadvisory Agreement with PIFM. See "How the Series is Managed--Manager" at page 11.

WHO DISTRIBUTES THE SERIES' SHARES?


     Until July 1 1998, Prudential Securities Incorporated (Prudential Securities), a major securities underwriter and securities and commodities broker, will continue to act as the Distributor of the Series' shares. On and after July 1, 1998, Prudential Investment Management Services LLC will act as Distributor. Prudential Securities and Prudential Investment Management Services LLC are each referred to as the Distributor. The Distributor of Class I shares incurs the expenses of distributing the Series' Class I shares from its own resources under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Series. See "How the Series is Managed--Distributor" at page 12.


WHAT IS THE MINIMUM INVESTMENT?


     Class I shares of the Series are available for purchase with a minimum initial investment of $5 million. A master account and its subaccounts, as well as related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent), in the Series may be aggregated for this minimum investment purpose. Subsequent investments in Class I shares must be made in the amount of at least $10,000. The Series reserves the right to impose a higher or lower subsequent minimum amount from time to time as it may deem appropriate. See "Purchase of Shares" in the Statement of Additional Information. Class I shares of the Series are also available to corporate participants in the COMMANDsm Account program (the COMMAND Program), which is available through Prudential Securities Incorporated, and participants in the Prudential BusinessEdgesm Account Program (the BusinessEdge Program), which is available through either Prudential Securities Incorporated or Pruco Securities Corporation. See "Shareholder Guide--How to Buy Shares of the Series" at page 16 and "Shareholder Guide--Shareholder Services" at page 19.

     Class I shares may also be purchased by The Prudential Insurance Company of America (Prudential), its subsidiaries and affiliates without the minimum initial investment requirement.


HOW DO I PURCHASE SHARES?


     You may purchase shares of the Series through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or the Distributor. To open an account, a completed application form must be received by PMFS. See "How the Series Values its Shares" at page 13 and "Shareholder Guide--How to Buy Shares of the Series" at page 16.


HOW DO I SELL MY SHARES?


     You may redeem shares of the Series at any time at the NAV next determined after the Transfer Agent or the Distributor receives your sell order. See "Shareholder Guide--How to Sell Your Shares" at page 16.


HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?


     The Series expects to declare daily and pay monthly dividends of net investment income and short-term capital gains, if any. Dividends and distributions will be automatically reinvested in additional shares of the Series at NAV unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions--Dividends and Distributions" at page 14.

                                 SERIES EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
                                                                  CLASS I SHARES
                                                                  --------------
  Maximum Sales Load Imposed on Purchases .....................        None
  Maximum Sales Load Imposed on Reinvested Dividends ..........        None
  Maximum Deferred Sales Load .................................        None
  Redemption Fees .............................................        None
  Exchange Fee ................................................        None
  Corporate COMMAND Program Annual Fee ........................       $125*
  BusinessEdge Program Annual Fee .............................       $250*

ANNUAL SERIES OPERATING EXPENSES**
(as a percentage of average net assets)
                                                                  CLASS I SHARES
                                                                  --------------
  Management Fees (after waiver) ..............................        .15%
  12b-1 Fees ..................................................        None
  Other Expenses (after subsidy) ..............................          0%
  Corporate COMMAND Program Annual Fee* .......................          0%
  Total Series Operating Expenses (after waiver and subsidy) ..        .15%


EXAMPLE

                                                                1 YEAR   3 YEARS
                                                                ------   -------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period:
  Class I .....................................................   $2       $5

The above example is based on data for the Series' fiscal year ended March 31, 1998. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Series will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Series is Managed." "Other Expenses" includes operating expenses of the Series, such as Directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.

----------

 * In accordance with an interpretive position taken by the staff of the Securities and Exchange Commission, the annual program fee is reflected in the fee table. The annual program fee as a percentage of average net assets is calculated by dividing $125 (the total fee for the COMMAND Program) or $250 (the total for the BusinessEdge Program), respectively, by the average account size in the Series. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Series, but rather to non-fund services provided by the Program. The fee table reflects the percentage of average net assets of the Corporate COMMAND Program. The fee for BusinessEdge, expressed as a percentage of average daily net assets, would be 0%.

** Based on expenses expected to have been incurred if Class I shares had been in existence during the entire fiscal year ended March 31, 1998, taking into account the management fee waiver and the Manager's subsidy of other expenses. For the fiscal year ended March 31, 1999, the Manager has agreed to limit its management fee with respect to Class I shares of the Series to .15% of the average daily net assets of the Class I shares. The Manager has also agreed to subsidize Other Expenses for the fiscal year ended March 31, 1999. Without the management fee waiver of .05 of 1% and the expense subsidy, Management Fees and Total Series Operating Expenses would be .20% and .30%, respectively, of the average daily net assets of the Series' Class I shares. See "How the Series is Managed--Distributor--Fee Waivers."

                              FINANCIAL HIGHLIGHTS
   (FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)


     The following financial highlights with respect to the period ended March 31, 1998 have been audited by Price Waterhouse LLP, independent accountants, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class I share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements. Further performance information is continued in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                 CLASS I SHARES

                                                           JULY 9,
                                                           1997(A)
                                                           THROUGH
                                                          MARCH 31,
                                                            1998
                                                          --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..................   $  1,000
Net investment income and net realized gains ..........       .041(b)
Dividends and distributions ...........................      (.041)
                                                          --------
Net asset value, end of period ........................   $  1,000
                                                          ========

TOTAL RETURN(D): ......................................       4.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) .......................    $910,394
Average net assets (000) ..............................    $814,138
Ratios to average net assets:
  Expenses, including distribution fee ................         .15%(b)(c)
  Expenses, excluding distribution fee ................         .15%(b)(c)
  Net investment income ...............................        5.60%(b)(c)
----------
(a)  Commencement of offering of Class I shares.
(b)  Net of Management fee waiver/expense subsidy.
(c)  Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

                              CALCULATION OF YIELD


     THE SERIES CALCULATES ITS "CURRENT YIELD" based on the net change, exclusive of realized and unrealized capital gains or losses, in the value of a hypothetical account over a seven calendar day base period. THE SERIES ALSO CALCULATES ITS "EFFECTIVE ANNUAL YIELD" assuming weekly compounding. The following is an example of the current and effective annual yield calculations as of March 31, 1998:

    CLASS I SHARES
    --------------
    Value of hypothetical account at end of period .............   $1.001067773
    Value of hypothetical account at beginning of period .......    1.000000000
                                                                   ------------
    Base period return .........................................   $ .001067773
                                                                   ============
    CURRENT YIELD (.001067773 x (365/7)) .......................           5.57%
    EFFECTIVE ANNUAL YIELD, assuming weekly compounding ........           5.73%


     THE YIELD WILL FLUCTUATE FROM TIME TO TIME AND DOES NOT INDICATE FUTURE PERFORMANCE.


     The weighted average life to maturity of the Series on March 31, 1998 was 76 days.

     Yield is computed in accordance with a standardized formula described in the Statement of Additional Information. In addition, comparative performance information may be used from time to time in advertising or marketing the shares of the Series, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, and other industry publications, business periodicals and market indices.

                             HOW THE SERIES INVESTS


INVESTMENT OBJECTIVE AND POLICIES


     THE INVESTMENT OBJECTIVE OF THE SERIES IS HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. THE SERIES PURSUES ITS INVESTMENT OBJECTIVE THROUGH THE INVESTMENT POLICIES DESCRIBED BELOW. THERE CAN BE NO ASSURANCE THAT THIS INVESTMENT OBJECTIVE WILL BE ACHIEVED.


     THE SERIES' INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE SERIES' OUTSTANDING VOTING SECURITIES, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). THE SERIES' POLICIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE BOARD OF DIRECTORS.

     THE ASSETS OF THE SERIES WILL BE INVESTED IN HIGH QUALITY MONEY MARKET INSTRUMENTS MATURING IN THIRTEEN MONTHS OR LESS, AND THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE PORTFOLIO OF THE SERIES WILL BE 90 DAYS OR LESS. The Series also may hold cash reserves as the investment adviser deems necessary for temporary defensive purposes.


     In selecting portfolio securities for investment by the Series, the investment adviser considers ratings assigned by major rating services, information concerning the financial history and condition of the issuer and its revenue and expense prospects. The Board of Directors monitors the credit quality of securities purchased for the Series' portfolio. If a portfolio security held by the Series is assigned a lower rating or ceases to be rated, the investment adviser under the supervision of the Board of Directors will promptly reassess whether that security presents minimal credit risks and whether the Series should continue to hold the security. If a portfolio security no longer presents minimal credit risks or is in default, the Series will dispose of the security as soon as reasonably practicable unless the investment adviser determines that to do so is not in the best interest of the Series and its shareholders.

     The Series utilizes the amortized cost method of valuation in accordance with regulations of the Securities and Exchange Commission (SEC). See "How the Fund Values its Shares." Accordingly, the Series will limit its portfolio investments to those instruments which present minimal credit risks and which are of "eligible quality," as determined by the Fund's investment adviser under the supervision of the Board of Directors. "Eligible quality," for this purpose, means (i) a security rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (e.g., Standard & Poor's Rating Group or Moody's Investors Service) assigning a rating to the security or issuer (or, if only one such rating organization assigned a rating, that rating organization) or (ii) an unrated security deemed of comparable quality by the Series' investment adviser under the supervision of the Board of Directors.

     As long as the Series utilizes the amortized cost method of valuation, it will also comply with certain diversification requirements and will invest no more than 5% of its total assets in "second-tier securities," with no more than 1% of the Series' assets in any one issuer of a second-tier security. A "second-tier security," for this purpose, is a security of "eligible quality" that does not have the highest rating from at least two rating organizations assigning a rating to that security or issuer (or, if only one rating organization assigned a rating, that rating organization) or an unrated security that is deemed of comparable quality by the Fund's investment adviser under the supervision of the Series' Board of Directors.


     THE SERIES WILL INVEST AT LEAST 80%, AND GENERALLY NOT LESS THAN 100%, OF ITS ASSETS IN HIGH QUALITY U.S. DOLLAR-DENOMINATED MONEY MARKET OBLIGATIONS OF DOMESTIC AND FOREIGN ISSUERS AND U.S. GOVERNMENT AND FINANCIAL INSTITUTION OBLIGATIONS DESCRIBED BELOW. There is no limitation on the percentage of the Series' assets that may be invested in each of these categories. In addition, the Series may utilize the investment techniques described below under "Other Investments and Policies."

     U.S. GOVERNMENT OBLIGATIONS. The Series may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

     U.S. TREASURY OBLIGATIONS. The Series may invest in U.S. Treasury obligations, including bills, notes, bonds and other debt obligations issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES AND THIRD PARTIES. The Series may also invest in obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of obligations not backed by the full faith and credit of the United States, the Series must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Instruments in which the Series may invest which are not backed by the full faith and credit of the United States include obligations issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), the Resolution Funding Corporation, the Student Loan Marketing Association, and the Tennessee Valley Authority, each of which has the right to borrow under certain circumstances from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. The Series' investment in mortgage-backed securities (e.g., GNMA, FNMA and FHLMC certificates) will be made only to the extent such securities are used as collateral for repurchase agreements entered into by the Series.

     The Series may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment

Objectives and Policies--Obligations Issued or Guaranteed by the U.S. Government, its Agency and Instrumentalities and Third Parties" in the Statement of Additional Information.

     ASSET-BACKED SECURITIES. The Series may invest in asset-backed securities. Asset-backed securities include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by assets backing the securities.

     FINANCIAL INSTITUTION OBLIGATIONS. The Series may invest in obligations (including certificates of deposit and bankers' acceptances) which are issued or guaranteed by commercial banks, savings banks and savings and loan associations whose total assets at the time of investment are more than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are U.S. dollars deposited in branches of banks outside the United States.


     OTHER MONEY MARKET INSTRUMENTS. The Series may invest in commercial paper, variable amount demand master notes, funding agreements, bills, notes and other obligations issued by a U.S. company, a foreign company or foreign governments, their agencies and instrumentalities, maturing in thirteen months or less, denominated in U.S. dollars, which, at the date of investment, are of "eligible quality" as defined above. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth above under "Financial Institution Obligations." If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of comparable quality, as determined by the Fund's investment adviser under the supervision of the Fund's Board of Directors. In the case of instruments issued by foreign companies or governments, the Series will only invest in instruments which are not currently subject to foreign withholding taxes.


     RISKS OF INVESTING IN FOREIGN SECURITIES. There is no limitation on the percentage of the Series' assets that may be invested in foreign securities. Since the portfolio of the Series may contain obligations of foreign issuers, an investment in the Series involves certain risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and such issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


RATING OF SERIES SHARES


     Duff & Phelps Credit Rating Co. (DCR) has given the Series an AAA rating. According to DCR, the AAA rating means the Series' ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the Series' risk management procedures, internal control systems, limitations on market risk and experienced management team.

OTHER INVESTMENTS AND POLICIES

LIQUIDITY PUTS

     The Series may purchase instruments of the types described above together with the right to resell the instruments to brokers, dealers or financial institutions at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price that the Series pays for instruments with a put may be higher than the price that otherwise would be paid for the instruments. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or meet redemption requests.

     Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Series' policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. Changes in the credit quality of these institutions could cause losses to the Series and affect its share price. In the event such a default should occur, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

FLOATING RATE AND VARIABLE RATE SECURITIES

     The Series may purchase "floating rate" and "variable rate" obligations. The interest rates on such obligations fluctuate generally with changes in market interest rates, and in some cases, the Series is able to demand repayment of the principal amount of such obligations at par plus accrued interest. For additional information concerning variable rate and floating rate obligations, see "Investment Objective and Policies" in the Statement of Additional Information.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     The Series may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Series with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Series at the time of entering into the transaction. The Series will limit such purchases to those in which the date for delivery and payment falls within 90 days of the date of the commitment. The Series will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Series' Custodian will maintain, in a segregated account of the Series, cash or other liquid assets having a value equal to or greater than the Series' purchase commitments. If the Series chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


PLEDGING OF ASSETS AND BORROWING

     The Series may borrow (including through entering into reverse repurchase agreements) up to 15% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. The Series may pledge up to 15% of its total assets to secure such borrowings. The Series will not purchase portfolio securities if its borrowings exceed 5% of its net assets.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS


     The Series may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). Repurchase agreements will only be entered into with member banks of the Federal Reserve System or primary reporting dealers in U.S. Government obligations and will be fully secured only by obligations permitted by the Series' investment policies. The repurchase agreements provide that the Series will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Series, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Series' Custodian, either physically or in a book-entry account.

     The Series will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Directors. The Series' investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Series will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Series will suffer a loss. If the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under these extreme circumstances, there may be a restriction on the Series' ability to sell the collateral, and the Series could suffer a loss.


     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Series with an agreement to repurchase the securities at a specified price, date and interest payment. The Series intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Series has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Series may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Series' portfolio. The Series' Custodian will maintain in a segregated account cash or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.


ILLIQUID SECURITIES


     The Series may hold up to 10% of its net assets in illiquid securities (determined at the time of transaction), including securities with legal or contractual restrictions on resale (restricted securities), securities that are not readily marketable in securities markets either within or outside of the United States, privately placed commercial paper and repurchase agreements which have a maturity of longer than seven days. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Investing in Rule 144A securities could, however, have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period. See "Investment Objective and Policies--Illiquid Securities in the Statement of Additional Information.


SECURITIES OF OTHER INVESTMENT COMPANIES

     The Series may invest in the securities of other money market funds registered under the Investment Company Act. See "Investment Objective and Policies--Securities of Other Investment Companies" in the Statement of Additional Information.

SUITABILITY FOR INVESTORS

     The Series is designed as an economic and convenient vehicle for those institutional and high net worth individual investors seeking to obtain the yields available from money market instruments while maintaining liquidity. The Series is designed particularly for banks and other depositary institutions seeking investment of short-term monies held in accounts for which the institutions act in fiduciary, advisory, agency, custodial or other similar capacities. The Series may be equally suitable for the investment of short-term funds held or managed by corporations, employee benefit plans and others, if consistent with the objectives of the particular account and any applicable state and federal laws and regulations. The Series can arrange for special processing to assist banks and other institutions desiring to establish multiple accounts. See "Shareholder Guide--Shareholder Services--Subaccounting and Special Services."

     The Series offers the advantages of large purchasing power and diversification. Generally, in purchasing money market instruments from dealers, the percentage difference between the bid and asked prices tends to decrease as the size of the transaction increases. In addition, yields on short-term money market instruments generally tend to increase as maturities are extended. Thus, when yields on longer-term money market instruments are higher than yields on shorter-term money market instruments, ownership of Series shares may allow an investor to obtain the advantages of short-term liquidity and the higher yields available from the Series' holdings of longer-term instruments. This benefit will be reduced to the extent of the Series' expenses and may be unavailable during periods when interest rates are higher for money market instruments with maturities shorter than the weighted average maturity of the Series. The Series also offers investors the opportunity to participate in a portfolio of money market instruments which is more diversified in terms of issuers and maturities than the investor's individual investment might otherwise permit.

     Investment in the Series relieves investors of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments. These include selection of portfolio investments; surveying the market for the best terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

INVESTMENT RESTRICTIONS

     The Series is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Series' outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.


                            HOW THE SERIES IS MANAGED

     THE FUND HAS A BOARD OF DIRECTORS WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE SERIES' MANAGER, SUBADVISER AND DISTRIBUTOR, AS SET FORTH BELOW, DECIDES UPON MATTERS OF GENERAL POLICY. THE SERIES' MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE SERIES. THE SERIES' SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

     For the fiscal year ended March 31, 1998, total expenses for the Series' Class I shares as a percentage of average net assets were .15%. See "Financial Highlights."


MANAGER


     PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE SERIES AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF UP TO.20 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE SERIES. PIFM is organized in New York as a limited liability company. For the fiscal year ended March 31, 1998, the Series paid management fees to PIFM of .15% of its average daily net assets. See "Manager" in the Statement of Additional Information.

     As of April 30, 1998, PIFM served as the manager to 43 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $64.8 billion.

     UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, PIFM MANAGES THE INVESTMENT OPERATIONS OF THE SERIES AND ALSO ADMINISTERS THE SERIES' CORPORATE AFFAIRS. See "Manager" in the Statement of Additional Information.

     UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), PI FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE SERIES AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services and supervises PI's performance of such services.


     PIFM and PIC are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR


     PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES OR THE DISTRIBUTOR), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND, UNTIL APPROXIMATELY JULY 1, 1998, SERVES AS THE SERIES' DISTRIBUTOR. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL. ON OR ABOUT JULY 1, 1998, PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (DISTRIBUTOR), THREE GATEWAY CENTER, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, WILL BEGIN ACTING AS THE FUND'S DISTRIBUTOR. PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND IS A DIRECT WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

     The Distributor incurs the expenses of distributing the Series' Class I shares from its own resources under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Series.

     The Manager (or one of its affiliates) may make payments out of its own resources to dealers (including Prudential Securities) and other persons which distribute shares of the Series. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.


  FEE WAIVERS


     For an indefinite period of time, and until further notice, the Manager has agreed to waive .05 of 1% of its management fee and subsidize expenses. The Series is not required to reimburse the Manager for such management fee waiver. Fee waivers and expense subsidies will increase the Series' yield and total return for so long as such waivers and subsidies remain in place. The fee waivers and expense subsidies may be discontinued at any time. See "Series Expenses."


PORTFOLIO TRANSACTIONS


     Prudential Securities or an affiliate of the Distributor may act as broker for the Series, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.


CUSTODIAN AND TRANSFER AND SHAREHOLDER SERVICING AGENT

     State Street Bank and Trust Company (State Street), One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Series' portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.


     Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and as Shareholder Servicing Agent and in those capacities maintains certain books and records for the Series. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

YEAR 2000

     The services provided to the Series and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Series, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Series that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

                        HOW THE SERIES VALUES ITS SHARES


     THE SERIES' NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. THE BOARD OF DIRECTORS HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE NAV TO BE AS OF 4:00 P.M., NEW YORK TIME, ON EACH DAY THE SERIES IS OPEN FOR BUSINESS.


     THE SERIES IS OPEN EACH DAY THAT THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING. The Fund reserves the right to reject any purchase order.


     It is the intention of the Series to maintain an NAV of $1.00, although there can be no assurance that the Series will do so. The portfolio instruments of the Series are valued on the basis of amortized cost valuation in accordance with regulations issued by the SEC. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Series would receive if it sold the instrument. The Fund's Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the NAV of the shares of the Series at $1.00 per share. See "Net Asset Value" in the Statement of Additional Information.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

TAXATION OF THE SERIES

     THE SERIES HAS ELECTED TO QUALIFY AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE INTERNAL REVENUE CODE). ACCORDINGLY, THE SERIES WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS PROVIDED THAT IT DISTRIBUTES TO SHAREHOLDERS EACH YEAR AT LEAST 90% OF SUCH INCOME. If the Series defers until the subsequent calendar year the distribution of more than a minimal amount of income, it will be subject to a 4% nondeductible excise tax on the deferred distribution. The Series intends to make timely and complete distributions in order to avoid any such taxes.

TAXATION OF SHAREHOLDERS

     All dividends out of net investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses), will be taxable to shareholders as ordinary income whether or not reinvested. The Series does not anticipate realizing long-term capital gains. However, to the extent the Series does recognize long-term capital gains, the Series intends to declare capital gains distributions to the extent of its net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses). Capital gains distributions, if any, are taxable to shareholders as net long-term capital gains, regardless of the length of time a shareholder has owned its shares.

     It is anticipated that the net asset value per share of the Series will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share.


     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as a short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. The maximum long-term capital gains rate for individual shareholders for securities held between 12 and 18 months currently is 28% and for securities held more than 18 months is 20%. The maximum tax rate for individual shareholders for ordinary income is 39.6%. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximim tax rate for ordinary income.

     Dividends and distributions may be subject to state and local taxes. Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


WITHHOLDING TAXES


     Under the Internal Revenue Code, the Series is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain income and redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. However, dividends of net investment income (and net short-term capital gains) paid to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

     Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED SHORT-TERM CAPITAL GAINS, IF ANY, OF THE SERIES WILL BE DECLARED AS A DIVIDEND DAILY IMMEDIATELY PRIOR TO THE CALCULATION OF THE SERIES' NET ASSET VALUE AS OF 4:00 P.M., NEW YORK TIME. Net investment income of the Series (from the time of the immediately preceding declaration) consists of interest accrued or discount earned (including both original issue and market discount) on the obligations in the Series, less amortization of premium and the estimated expenses of the Series applicable to that dividend period. The Series does not expect to realize long-term capital gains or losses.

     The net investment income of the Series for dividend purposes is determined on a daily basis. Each such dividend will be payable to shareholders of record at the time of its declaration (including for this purpose holders of shares purchased, but excluding holders of shares redeemed as of 4:00 P.M., New York time, on that day). Dividends declared are accrued throughout the month and are distributed in the form of full and fractional shares on or about the 23rd day of the month, unless the shareholder elects in writing, not less than five business days prior to the dividend distribution date, to receive such distributions in cash. The dividend distribution date may be changed without further notice to shareholders. Dividends are reinvested at the net asset value determined as of 4:00 P.M., New York time, on the day of payment. If the entire amount in an account is redeemed at any time during a month, all dividends accrued with respect to that account during that month are paid to the investor at the NAV as of 4:00 P.M., New York time, on the date of redemption.


     The calculation of net investment income for dividend purposes is made immediately prior to the calculation of net asset value at 4:00 P.M., New York time. If a purchase order and the funds for such purchase are received prior to4:00 P.M., New York time, the shareholder begins to earn dividends declared on that day.


     The Fund will not accept purchase and redemption orders after 4:00 P.M., New York time. If a redemption request is received prior to 4:00 P.M., New York time, the shareholder does not earn a dividend on that day but the redemption proceeds are wired on that day.

     Net income earned on Saturdays, Sundays and holidays is accrued in calculating the dividend on the previous business day. Accordingly, an investor who places a purchase order prior to 4:00 P.M., New York time, on a Friday begins earning dividends that day. A shareholder which redeems its shares prior to 4:00 P.M., New York time, on a Friday does not earn a dividend which reflects the income earned by the Series on the Friday, or the following Saturday and Sunday.

     Should the Series incur or anticipate any unusual expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the net asset value per share of the Series is reduced, or is anticipated to be reduced, below $1.00, the Board of Directors may suspend further dividend payments of the Series until net asset value is returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in shareholders receiving no dividends for the period during which they held their shares and in their receiving upon redemption a price per share lower than that which they paid.


     The Fund has obtained an opinion of counsel to the effect that the exchange of the Series' Class A shares for Class I shares does not constitute a taxable event for federal income tax purposes. However, such opinion is not binding on the Internal Revenue Service.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


     THE FUND WAS INCORPORATED IN MARYLAND ON SEPTEMBER 1, 1987. THE FUND IS AUTHORIZED TO ISSUE 15 BILLION SHARES OF COMMON STOCK OF $.001 PAR VALUE WHICH ARE CURRENTLY DIVIDED INTO TWO PORTFOLIOS OR SERIES. THE INSTITUTIONAL MONEY MARKET SERIES HAS 10 BILLION AUTHORIZED SHARES AND THE LIQUID ASSETS SERIES HAS 5 BILLION AUTHORIZED SHARES. OF THE 10 BILLION AUTHORIZED SHARES OF THE INSTITUTIONAL MONEY MARKET SERIES, THERE ARE 5 BILLION AUTHORIZED CLASS A SHARES (WHICH CLASS INCLUDES SHARES OUTSTANDING PRIOR TO JUNE 2, 1997) AND 5 BILLION AUTHORIZED CLASS I SHARES OF THE SERIES, RESPECTIVELY. EACH CLASS REPRESENTS AN INTEREST IN THE SAME ASSETS OF THE SERIES AND IS IDENTICAL IN ALL RESPECTS EXCEPT THAT (I) ONLY CLASS A SHARES ARE SUBJECT TO DISTRIBUTION AND/OR SERVICE FEES, (II) EACH CLASS HAS EXCLUSIVE VOTING RIGHTS ON ANY MATTER SUBMITTED TO SHAREHOLDERS THAT RELATES SOLELY TO ITS ARRANGEMENT AND HAS SEPARATE VOTING RIGHTS ON ANY MATTER SUBMITTED TO SHAREHOLDERS IN WHICH THE INTERESTS OF ONE CLASS DIFFER FROM THE INTERESTS OF ANY OTHER CLASS AND (III) CLASS I SHARES ARE SUBJECT TO A HIGHER MINIMUM INITIAL INVESTMENT AMOUNT.

     The Board of Directors may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. The Series does not intend to issue stock certificates unless requested. Shares of the Series, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Series under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." All shares of the Series are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Series is entitled to its portion of all of the Series' assets after all debt and expenses of the Series have been paid. Because only Class A shares of the Series bear distribution expenses, the liquidation proceeds to Class A Shareholders would likely be lower than to Class I Shareholders. The Series' shares do not have cumulative voting rights for the election of Directors. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.


     THE FUND DOES NOT INTEND TO HOLD ANNUAL SHAREHOLDER MEETINGS UNLESS REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF DIRECTORS IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE DIRECTORS OR TO TRANSACT ANY OTHER BUSINESS.

ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

                                SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE SERIES

   GENERAL INFORMATION


     Class I shares of the Series are available for purchase with a minimum initial investment of $5 million. A master account and its subaccounts, as well as related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent), in the Series may be aggregated for this minimum investment purpose. Subsequent investments in Class I shares must be made in the amount of at least $10,000. The Series reserves the right to impose a higher or lower subsequent minimum amount from time to time as it may deem appropriate. See "Purchase of Shares" in the Statement of Additional Information.

     Class I shares may also be purchased by The Prudential Insurance Company of America (Prudential), its subsidiaries and affiliates without the minimum initial investment requirement.

     The Series does not intend to issue stock certificates unless requested. The Series reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

     Investments in the Series must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Series' Custodian. To open an account, the completed Application must be received by PMFS, the Fund's shareholder servicing agent.


     If a purchase order is telephoned to PMFS (toll-free) (800-521-7466) before 4:00 P.M., New York time, and federal funds are received by the Custodian on that business day, the purchase order becomes effective as of 4:00 P.M., New York time, and the shares are entitled to dividend income earned on that day. All account transactions by telephone through PMFS will be recorded.


     Purchase orders by COMMAND Program participants must be submitted to their Prudential Securities Financial Advisor, or by BusinessEdge Program participants to their Prudential Securities Financial Advisor or Pruco Securities broker, by 2:00 P.M., New York time.


     In order to make investments which will generate income immediately, the Fund must have federal funds available to it. Therefore, investors who desire to have their purchase orders become effective as of 4:00 P.M., New York time, are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

HOW TO SELL YOUR SHARES


     YOU CAN REDEEM ALL OR ANY PART OF THE VALUE OF YOUR ACCOUNT ON ANY BUSINESS DAY BY INSTRUCTING THE SERIES TO REDEEM YOUR SHARES AS DESCRIBED BELOW. REDEMPTIONS MAY BE REQUESTED BY TELEPHONE AND ARE EFFECTED AT THE PER SHARE NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF THE REQUEST FOR REDEMPTION IN PROPER FORM.

     PRUDENTIAL SECURITIES CLIENTS FOR WHOM PRUDENTIAL SECURITIES HAS PURCHASED SHARES OF THE SERIES MAY HAVE THESE SHARES REDEEMED ONLY THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISOR.

     YOU MUST DESIGNATE ON YOUR APPLICATION THE U.S. COMMERCIAL BANK ACCOUNT OR PRUDENTIAL SECURITIES ACCOUNT INTO WHICH YOU WISH THE PROCEEDS OF WITHDRAWALS FROM YOUR ACCOUNT IN THE SERIES DEPOSITED. YOU MAY WITHDRAW AN AMOUNT FROM YOUR ACCOUNT IN THE SERIES BY INSTRUCTING PMFS TO HAVE THE PROCEEDS OF WITHDRAWAL WIRED DIRECTLY TO YOUR DESIGNATED BANK ACCOUNT OR YOUR PRUDENTIAL SECURITIES ACCOUNT. PMFS ACCEPTS WITHDRAWAL INSTRUCTIONS BY TELEPHONE AT (800) 521-7466 ONCE YOU IDENTIFY YOURSELF AS A PERSON AUTHORIZED ON THE COMPLETED APPLICATION AND PROVIDE YOUR ACCOUNT NUMBER AND YOUR PERSONAL IDENTIFICATION NUMBER.

     DURING PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS, THE TELEPHONE REDEMPTION PRIVILEGE MAY BE DIFFICULT TO IMPLEMENT. IF YOU ARE UNABLE TO REACH PMFS BY TELEPHONE, A REDEMPTION REQUEST MAY BE TELECOPIED TO PMFS (TELECOPIER NUMBER (732) 417-7869).

     In connection with the sale of Class I shares, the Manager, the Distributor or one of their affiliates may pay dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the net asset value of shares sold by such persons.

     In order for shares to be redeemed and withdrawal proceeds to be wired on the same day as the request is made, telephone instructions or the written redemption request must be received by PMFS prior to 4:00 P.M., New York time. Any request received prior to 4:00 P.M., New York time, will be wired the same day. However, due to federal wire restrictions and individual bank hours of operation, the proceeds may not be available to the client until the following business day. Shares redeemed prior to 4:00 P.M., New York time, are not entitled to income dividends declared on the day of redemption. See "Taxes, Dividends and Distributions." Requests for redemptions of Series shares by COMMAND Program participants must be submitted to their Prudential Securities Financial Advisor, or by BusinessEdge Program participants to their Prudential Securities Financial Advisor or Pruco Securities broker, by 2:00 P.M., New York time.


     If a written request for redemption is submitted, the signatures on the redemption request must be exactly as shown on the completed Application. If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution", and in the case of a corporate shareholder, a corporate resolution must accompany the request. An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services offices.


     In order to allow for the management of the Series with maximum flexibility, you are urged to initiate redemptions of shares as early in the day as possible and to notify the Series by at least 9:30 A.M., New York time, of withdrawals in excess of $10 million.

     The Series reserves the right to withhold wiring redemption proceeds to shareholders if, in the judgment of the investment adviser, the Series could be adversely affected by making immediate payment, and may take up to seven days to wire redemption proceeds. In making withdrawal requests, you must supply your name(s), account number and personal identification number. Neither the Series nor PMFS will be responsible for further verification of the authenticity of telephoned instructions.


     You may change the bank account you have designated to receive amounts withdrawn at any time by writing to PMFS with an appropriate signature guarantee or by providing a certified copy of a corporate resolution authorizing the change. Further documentation may be required when deemed appropriate by PMFS.


     REDEMPTION IN KIND. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Series to make payment wholly or partly in cash, the Series may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Series, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Series Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Series, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Series during any 90-day period for any one shareholder.

     INVOLUNTARY REDEMPTION. The Series reserves the right to redeem, upon 60 days' written notice, an account which is reduced by you because of a redemption to a net asset value of less than $100,000. You may avoid this redemption by increasing the net asset value of your account to $100,000 or more.


     The total value of a shareholder's investment in the Series at the time of redemption may be more or less than his or her cost, depending on the value of the securities held by the Series at such time and income earned.

     Under the Investment Company Act, the right of redemption may be suspended or date of payment postponed at times when the New York Stock Exchange is closed (other than customary weekend or holiday closings), trading on the New York Stock Exchange is restricted, and under certain emergency or other circumstances as determined by the SEC.

In case of suspension of the right of redemption, requests for redemption may be withdrawn or shareholders may receive payment based on the net asset value determined next after the termination of the suspension.


     AUTOMATIC REDEMPTION. Redemptions will be automatically effected by Prudential Securities to satisfy debit balances arising under the COMMAND Program or the BusinessEdge Program, such as those incurred by use of the Visa(R) Gold Debit Card Account (for COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for BusinessEdge Program), including ATM transaction purchases, cash advances and COMMAND Program or BusinessEdge Program Account checks. The COMMAND Program or BusinessEdge Program Securities Account (the Securities Account) will be automatically scanned for debits each business day as of the close of business on that day. After application of any free credit cash balances in the account to such debits, a sufficient number of shares of the mutual fund selected by the participant that he or she has designated as his or her primary fund for the investment or free credit cash balances (the Primary
Fund) will be redeemed as of that business day to satisfy any remaining debits in the Securities Account and, if necessary, shares of other COMMAND Program or BusinessEdge Program Account Funds, as applicable, owned by the Program participant which have not been selected as his or her Primary Fund or shares of a participant's money market funds managed by PIFM which are not Primary Funds will be redeemed to satisfy debits in the Securities Account. Margin loans, if available and selected under a Program, will be utilized to satisfy debits remaining after the liquidation of all fund shares in a Securities Account, and shares may not be purchased until all debits, margin loans and other requirements in the Securities Account are satisfied. In the event of an automatic redemption of shares, the participant will be entitled to dividends declared on the redeemed shares through the business day preceding the day on which the redemption is effective. Participants will not be entitled to dividends declared on the date of redemption.

     MANUAL REDEMPTION. A shareholder investing through the COMMAND Program or the BusinessEdge Program may redeem shares of the Series by submitting a written request for redemption directly to the Distributor or by calling his or her Prudential Securities Financial Advisor or Pruco Securities broker, as applicable, who will submit the request to the Series' Transfer Agent. The proceeds from a manual redemption will immediately become free credit cash balances in the participant's Program Securities Account and will be automatically invested in the Primary Fund selected as the participant's Primary Fund. Redemption requests should not be sent to the Transfer Agent. If inadvertently sent to the Transfer Agent, they will be forwarded to Prudential Securities. The COMMAND Program and the BusinessEdge Program require the written request to be signed by all persons in whose names the shares are registered, exactly as their names appear on the Program Account Client Statement. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate a Program Securities Account for any reason. Likewise, Prudential Securities or Pruco Securities has the right to terminate a BusinessEdge Program Securities Account for any reason. In either such event, all shares held in a shareholder's account will be redeemed.

FREQUENT TRADING

     The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Fund reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

     To implement this authority to protect the Fund and its shareholders from excessive trading, the Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.

SHAREHOLDER SERVICES

     As a shareholder in the Series, you can take advantage of the following additional services and privileges:

     o SHAREHOLDER INVESTMENT ACCOUNT. Upon the initial purchase of shares of the Series, a Shareholder Investment Account is established for you under which your shares are held by PMFS.

     PMFS maintains an account for you expressed in terms of full and fractional shares of the Series rounded to the nearest 1/1000th of a share. All investments in the Series are credited to your account in the form of shares immediately upon acceptance and become entitled to dividends as described in "Taxes, Dividends and Distributions." PMFS will also maintain subaccounts for investors. See "Subaccounting and Special Services" below.

     Stock certificates are issued only upon your written request. PMFS will provide a confirmation of all investments in or withdrawals from an account. Within ten days after the end of each month, PMFS will send you a statement setting forth a summary of the transactions in your account for the month and the month-end balance of full and fractional shares held in the account.

     o SUBACCOUNTING AND SPECIAL SERVICES. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail itself of PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services to be rendered. Subaccounts may be opened at the time of the initial investment or at a later date.

     o EXCHANGE PRIVILEGE. The Fund does not currently offer an exchange privilege for shares of the Series, except that Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

     o REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in the annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

     o SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 521-7466 (toll-free).

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE
BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.

     Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS

     VMIG-1: Variable rate short-term indebtedness rated "VMIG-1" is of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

STANDARD & POOR'S RATINGS GROUP
BOND RATINGS

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT RATINGS

     AAA: Bonds rated AAA are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

SHORT-TERM DEBT RATINGS

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, L.P.

BOND RATINGS

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

SHORT-TERM DEBT RATINGS

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the 'F-1+' and 'F-1' categories.

                        THE PRUDENTIAL MUTUAL FUND FAMILY

     Prudential offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

             TAXABLE BOND FUND

  Prudential Diversified Bond Fund, Inc.
  Prudential Government Income Fund, Inc.
  Prudential Government Securities Trust
   Short-Intermediate Term Series
  Prudential High Yield Fund, Inc.
  Prudential High Yield Total Return Fund, Inc.
  Prudential Mortgage Income Fund, Inc.
  Prudential Structured Maturity Fund, Inc.
   Income Portfolio

       TAX-EXEMPT BOND FUNDS

  Prudential California Municipal Fund
   California Series
   California Income Series
  Prudential Municipal Bond Fund
   High Yield Series
   Insured Series
   Intermediate Series
  Prudential Municipal Series Fund
   Florida Series
   Maryland Series
   Massachusetts Series
   Michigan Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
  Prudential National Municipals Fund, Inc.

           GLOBAL FUNDS

  Prudential Europe Growth Fund, Inc.
  Prudential Global Genesis Fund, Inc.
  Prudential Global Limited Maturity Fund, Inc.
   Limited Maturity Portfolio
  Prudential Intermediate Global Income Fund, Inc.
  Prudential International Bond Fund, Inc.
  Prudential Natural Resources Fund, Inc.
  Prudential Pacific Growth Fund, Inc.
  Prudential World Fund, Inc.
   Global Series
   International Stock Series
  Global Utility Fund, Inc.
  The Global Total Return Fund, Inc.

           EQUITY FUNDS
  Prudential Balanced Fund
  Prudential Distressed Securities Fund, Inc.
  Prudential Index Series Fund
   Prudential Bond Market Index Fund
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
  Prudential Emerging Growth Fund, Inc.
  Prudential Equity Fund, Inc.
  Prudential Equity Income Fund
  Prudential Jennison Series Fund, Inc.
   Prudential Jennison Active Balanced Fund
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
  Prudential Multi-Sector Fund, Inc.
  Prudential Real Estate Securities Fund
  Prudential Small Company Value Fund, Inc.
  Prudential Utility Fund, Inc.
  Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund

             MONEY MARKET FUNDS

  o  Taxable Money Market Funds
  Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
  Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
  Prudential Special Money Market Fund, Inc.
   Money Market Series
  Prudential MoneyMart Assets, Inc.
  o  Tax-Free Money Market Funds
  Prudential Tax-Free Money Fund, Inc.
  Prudential California Municipal Fund
   California Money Market Series
  Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series
  o  Command Funds
  Command Money Fund
  Command Government Fund
  Command Tax-Free Fund
  o  Institutional Money Market Funds
  Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

                                   PRUDENTIAL
                 INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP)
                             NEW ACCOUNT APPLICATION

o FUND SELECTION -- PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP) Institutional Money Market Series (Fund #52)(PIMMS)


   Class A Shares  [ ]                             ACCOUNT NO:_________________
   Class I Shares  [ ]


o  ACCOUNT REGISTRATION

The account should be registered as follows:

_______________________________________________________________________________
                                 Name of Account
_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________
                                     Street
_______________________________________________________________________________
                                     State
_______________________________________________________________________________
                      Attention of (Contact Person)(If Any)

Telephone # ( )_________________________
___________________________________              ______________________________
    Taxpayer Identification No.                    Taxpayer Identification No.

o  INITIAL INVESTMENT -- Minimum $100,000 for Class A shares.
_____________________ -- Minimum $5 million for Class I shares.
                      -- Subsequent Investment Minimum $10,000 for Class A and
                         Class I shares.

o  DUPLICATE CONFIRMATION (other than Prudential Representative)

We hereby authorize Prudential Mutual Fund Services LLC to send duplicate account statements for the above Fund account to:

Name___________________________________________________________________________

Attention______________________________________________________________________

Address________________________________________________________________________
                                     Street
       ________________________________________________________________________
       City                           State                       zip

Name___________________________________________________________________________

Attention______________________________________________________________________

Address________________________________________________________________________
                                     Street
       ________________________________________________________________________
       City                           State                       zip

o  PRUDENTIAL REPRESENTATIVE (To Be Completed By Prudential Representative)
______________________________________________  _________________     _________
FA Name                                         PSI Branch Ledger     FA Number

_______________________________________________________________________________
Branch Telephone Number

o AGENT AUTHORIZATION (to be completed by Prudential Securities CLIENTS only)

We hereby authorize the following Prudential representative to act as our agent in connection with transactions under this authorization form:

Representative Name:___________________________________________________________

Authorized Client Signature:___________________________________________________

THIS AUTHORIZATION MAY NOT BE USED FOR A CHANGE OF SALES REPRESENTATIVE.

o DISTRIBUTION OPTION

Monthly dividends are to be:

[ ] Invested in additional shares   [ ] Paid in cash
(Dividends will be invested in additional shares if no election is made)

o EXPEDITED REDEMPTION PAYMENTS

IF YOU WISH TO HAVE EXPEDITED REDEMPTIONS PLEASE FILL OUT THE SECTION BELOW.

Redemption proceeds will be sent only to the bank or Prudential Securities account listed below, for credit to the investor's account. The investor hereby authorizes Prudential Mutual Fund Services LLC to honor telephone or written instructions without a signature guarantee for redemption of Fund shares. Prudential Mutual Fund Services LLC's records of such instructions will be binding on all parties and Prudential Mutual Fund Services LLC will not be liable for any loss, expense or cost arising out of such transactions.

If convenient, enclose a specimen copy of your check or deposit slip (marked "VOID") if applicable for the bank listed below. Proceeds from redemptions must be wired to either a commercial bank account or a Prudential Securities account--not both. To facilitate the wiring of your redemption proceeds, the indicated bank should be a commercial bank:

COMMERCIAL                              PRUDENTIAL SECURITIES ACCOUNT

1. Account Name_______________________  Account Name: Prudential Securities

               _______________________  Account Number: 722-00-011

   Bank Name   _______________________  Bank Name: Morgan Guaranty
                                                   Trust Company

   Bank Address_______________________  Bank Routing Number: 021-000-238

               _______________________  FOR FURTHER CREDIT TO:


   Account No. _______________________  PSI Account Name_______________________

   Bank Routing No.__________________   PSI Account Number____-_________-__-___

Note: If you wish to add additional bank instructions please attach a list.

o  SIGNATURE GUARANTEE (FOR INDIVIDUALS ONLY)

THE SIGNATURE(S) MUST BE GUARANTEED BY AN "ELIGIBLE GUARANTOR INSTITUTION". AN "ELIGIBLE GUARANTOR INSTITUTION" INCLUDES ANY BANK, BROKER, DEALER OR CREDIT UNION. For clients of Pruco Securities Corporation, a signature guarantee may be obtained from the Agency or Office manager of most Prudential Insurance and Financial Services offices.
____________________________________       ____________________________________
Shareholder Signature                      Co-Owner Signature (if any)

o  SIGNATURE(S) GUARANTEE BY:

Name of Bank or Firm___________________________________________________________

Officer and Title____________________________  ________________________________
                 Signature                     Print Name of Officer

o SIGNATURE AND TAXPAYER IDENTIFICATION NUMBER CERTIFICATION (IF SHARES ARE REGISTERED IN THE NAME OF A CORPORATION OR OTHER ORGANIZATION, AN AUTHORIZED OFFICER MUST SIGN)

The undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this Application, and the person or persons signing on behalf of the beneficial owner represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the beneficial owner. The undersigned hereby affirms receipt of a current Fund prospectus and certifies under penalty of perjury that: (i) the number shown above is the correct taxpayer identification number/Social Security number and (ii) there has been no notification that this account is subject to backup withholding.

[ ] Please check box if there has been notification that this account is subject to backup withholding.

_____________________  ______________________________________________  _________
Signature              Corporate Officer or Title (if appropriate)     Date

_____________________  ______________________________________________  _________
Signature              Corporate Officer or Title (if appropriate)     Date

Acceptance Date:_____________________________

Mail Directly to:                                        Overnight Mail Address:
   Prudential Mutual Fund Services LLC                      Prudential Mutual
   Institutional Service Division                             Fund Services LLC
   P.O. Box 15030                                           Attention: PILP
   New Brunswick, NJ 08906-5030                             Raritan Plaza One
                                                            Edison, NJ 08837

Institutional Service Division Telephone Number:         Telecopier Number:
   1-800-521-7466 (8:00 a.m.-4:30 p.m. (est))               (908) 417-7806

If by Wire:
   State Street Bank ABA Routing Number 0110-0002-8
   Attention: PRU 8600 GRP
   Re: PILP
   Name of Fund: Institutional Money Market Series
   DDA Number: 99034100
   Account Registration Name:_____________________
   Account Number:________________________________

Note: This Application must have a signature guarantee or corporate certification. After this Application is received, you will be contacted by an Account Administrator to review operations procedures.

FUNDS WILL NOT BE INVESTED WITHOUT DIRECT TELEPHONE CONTACT WITH PRUDENTIAL MUTUAL FUND SERVICES LLC.

                              FOR CORPORATIONS ONLY
--------------------------------------------------------------------------------
Resolution For Corporate Investor

   A form of Secretary's Certificate evidencing the adoption of an appropriate corporate resolution relating to a Fund account follows. You may use this form, or you may use your own. The resolution submitted should be substantially similar to that below, although it may be a blanket authorization not specifically mentioning the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             SECRETARY'S CERTIFICATE

   The undersigned hereby certifies and affirms that he/she is the duly elected
    (Assistant) Secretary of
________________________________________________________________________________
                                (Corporate name)

a corporation organized under the laws of_____________________________, and that
                                                  (State)
the following is a true and correct copy of a resolution adopted by the corporation's Board of Directors at a meeting duly called and held on _________.

RESOLVED, that the____________________________of this corporation are hereby
                        (Officers' titles)
authorized to open an account in the name of the corporation with the Prudential Institutional Liquidity Portfolio, Inc., a registered investment company, and from to time to time to deposit therein such funds of the corporation as they may deem necessary or appropriate; that the persons named below are authorized to endorse checks and other negotiable instruments for deposit in said account and to issue over their names instructions for the redemption of shares of the Prudential Institutional Liquidity Portfolio, Inc. held in such account by any means described in its current prospectus, including check-writing; provided that such instructions are issued by any_____________of the persons named below:
                                      (number required)

____________________________________________   ________________________________
      (print or type name and title)                   (signature)

____________________________________________   ________________________________
      (print or type name and title)                   (signature)

____________________________________________   ________________________________
      (print or type name and title)                   (signature)

____________________________________________
      (Corporate Name)

By:_________________________________________          CORPORATE SEAL


Dated_______________________________________
      (Secretary or Assistant Secretary)
--------------------------------------------------------------------------------

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

------------------------------------------------------

                  TABLE OF CONTENTS

                                                  PAGE
                                                  ----
FUND HIGHLIGHTS ...............................      2


 What are the Series' Risk Factors and Special
  Characteristics? ............................      2
SERIES EXPENSES ...............................      4
FINANCIAL HIGHLIGHTS ..........................      5
CALCULATION OF YIELD ..........................      6
HOW THE SERIES INVESTS ........................      6
 Investment Objective and Policies ............      6
 Rating of Series Shares ......................      8
 Other Investments and Policies ...............      8
 Investment Restrictions ......................     11
HOW THE SERIES IS MANAGED .....................     11
 Manager ......................................     11
 Distributor ..................................     12
 Portfolio Transactions .......................     12
 Custodian and Transfer and
  Shareholder Servicing Agent .................     12
 Year 2000 ....................................     12
HOW THE SERIES VALUES ITS SHARES ..............     13
TAXES, DIVIDENDS AND DISTRIBUTIONS ............     13
GENERAL INFORMATION ...........................     15
 Description of Common Stock ..................     15
 Additional Information .......................     15
SHAREHOLDER GUIDE .............................     16
 How to Buy Shares of the Series ..............     16
 How to Sell Your Shares ......................     16
 Shareholder Services .........................     19
DESCRIPTION OF SECURITY RATINGS ...............    A-1
THE PRUDENTIAL MUTUAL FUND FAMILY .............    B-1
------------------------------------------------------
MF137I


   Class I CUSIP No.:  744350-60-4

   Prudential Institutional             INSTITUTIONAL MONEY MARKET SERIES
   Liquidity Portfolio, Inc.                      (Class I Shares)



                                             PROSPECTUS
                                             June 1, 1998


                                             www.prudential.com



                                        [LOGO] PRUDENTIAL
                                               Investments

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


                       Statement of Additional Information
                               dated June 1, 1998

     The Institutional Money Market Series (the IMM Series) and the Liquid Assets Series (the LA Series and, together with the IMM Series, the Series) are each a series of Prudential Institutional Liquidity Portfolio, Inc. (the Fund), an open-end, diversified, management investment company. Only the Institutional Money Market Series is offered at this time. The Fund offers investors an efficient and economical means of investing in a professionally managed portfolio of high quality money market instruments. The investment objective of each Series is high current income consistent with the preservation of principal and liquidity. There can be no assurance that either Series' investment objective will be achieved. See "Investment Objective and Policies."

     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and its telephone number is (800) 225-1852.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the relevant class of the IMM Series (Class A or Class I) dated June 1, 1998, a copy of which may be obtained from the Fund upon request.


                                TABLE OF CONTENTS


                                                                 CROSS-REFERENCE       CROSS-REFERENCE
                                                                    TO PAGE IN            TO PAGE IN
                                                                  THE IMM SERIES        THE IMM SERIES
                                                        PAGE    CLASS A PROSPECTUS    CLASS I PROSPECTUS
                                                        ----    ------------------    ------------------

Investment Objective and Policies .................     B-2            6                    6
Investment Restrictions ...........................     B-4           11                   11
Directors and Officers ............................     B-5           11                   11
Manager ...........................................     B-9           11                   11
Distributor .......................................     B-10          12                   12
Purchase of Shares ................................     B-12          16                   16
Net Asset Value ...................................     B-12          13                   13
Portfolio Transactions and Brokerage ..............     B-13          13                   12
Taxes, Dividends and Distributions ................     B-13          14                   13
Calculation of Yield ..............................     B-15           6                    6
Custodian, Transfer and Shareholder Servicing
 Agent and Independent Accountants ................     B-15          13                   12
General Information ...............................     B-15          15                   15
Financial Statements ..............................     B-16          --                   --
Report of Independent Accountants .................     B-25          --                   --
Appendix I--Historical Performance Data ...........     I-1           --                   --
Appendix II--General Investment Information .......     II-1          --                   --
Appendix III--Information Relating to Prudential ..     III-1         --                   --


================================================================================

MF137B

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of each Series is high current income consistent with the preservation of principal and liquidity.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES AND THIRD PARTIES

     Each Series may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (iv) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Treasury obligations, including those underlying such receipts, are backed by the full faith and credit of the U.S. Government.

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Series in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Neither Series intends to purchase TIGRs or CATS during the coming year.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, a Series may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 15% of the value of the Series' total assets and provided that such loans are callable at any time by the Series and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that a Series continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice or by a Series at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Series could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Series, and any gain or loss in the market price during the loan would inure to that Series.

     Each Series will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Neither Series intends to lend its securities during the coming year.

LIQUIDITY PUTS


     A Series may purchase instruments of the types described in the relevant Prospectus under "How the Series Invests--Investment Objective and Policies" together with the right to resell the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price which the Series pays for instruments with puts may be higher than the price which otherwise would be paid for the instruments. Consistent with the Series' investment objective and applicable rules issued by the Securities and Exchange Commission (SEC) and subject to the supervision of the Board of Directors, the purpose of this practice is to permit a Series to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. A Series may choose to exercise puts during periods in which proceeds from sales of its shares and from recent sales of portfolio securities are insufficient to meet redemption requests or when the funds available are otherwise allocated for investment. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to a Series, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in such Series' portfolio.

     Each Series values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put, if any, is carried as an unrealized loss from the time of purchase until it is exercised or it expires.

     Each Series will invest no more than 5% of its total assets in securities issued by or subject to puts from the same institution. For purposes of this limitation, unconditional puts or guarantees with respect to a security will not be deemed to be issued by the institution providing the guarantee or put if the value of all securities held by a Series and issued or guaranteed by the issuer providing the guarantee or put are limited to 10% of a Series' total assets.

FLOATING RATE AND VARIABLE RATE SECURITIES


     The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that the rate is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for the obligation. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.


ILLIQUID SECURITIES

     Neither Series may hold more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be

"traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES

     A Series may invest up to 10% of its net assets in securities of other money market funds registered under the Investment Company Act. Generally, each Series does not intend to invest more than 5% of its net assets in such securities. To the extent that a Series invests in securities of other registered investment companies, shareholders of the Series may be subject to duplicate management and advisory fees.

REPURCHASE AGREEMENTS

     The Liquid Assets Series participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission. On a daily basis, any uninvested cash balances of the Series may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     The IMM Series does not currently participate in the joint repurchase account.

                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Series. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

     A Series may not:

     1. Purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Series of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2. Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that a Series may borrow up to 15% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes and may pledge up to 15% of the value of its total assets to secure such borrowings. No Series will purchase portfolio securities if its borrowings exceed 5% of its net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements and the purchase and sale of financial futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Series' total assets, more than 5% of the value of the Series' total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of a Series' total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that a Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. A Series may not purchase interests in real estate limited partnerships which are not readily marketable.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8. Make investments for the purpose of exercising control or management.

     9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

     10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Series may invest in the securities of companies which invest in or sponsor such programs.

     11. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 15% of the value of a Series' total assets).

     12. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 9.

     13. Enter into reverse repurchase agreements if, as a result thereof, a Series' obligations with respect to reverse repurchase agreements would exceed 15% of the value of the Series' total assets.

     14. Buy or sell commodities or commodity contracts, except that a Series may purchase and sell futures contracts and options thereon.


     Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Series' assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Series' asset coverage for borrowings falls below 300%, such Series will take prompt action to reduce its borrowings, as required under the Investment Company Act.


                             DIRECTORS AND OFFICERS

                                     POSITION                             PRINCIPAL OCCUPATIONS AND
NAME, ADDRESS AND AGE(1)           WITH THE FUND                             OTHER AFFILIATIONS
------------------------           -------------                          -------------------------


 Edward D. Beach (73)               Director                President and Director of BMC Fund, Inc., a closed-end
                                                            investment company; previously, Vice Chairman of Broyhill
                                                            Furniture Industries, Inc.; Certified Public Accountant;
                                                            Secretary and Treasurer of Broyhill Family Foundation Inc.;
                                                            Member of the Board of Trustees of Mars Hill College and
                                                            Director of The High Yield Income Fund, Inc.

 Stephen C. Eyre (75)               Director                Executive Director (May 1985 through December 1997) of The
                                                            John A. Hartford Foundation, Inc. (charitable foundation);
                                                            Director of Faircom, Inc.; and Trustee Emeritus of Pace
                                                            University.

 Delayne Dedrick Gold (59)          Director                Marketing and Management Consultant; Director of The High
                                                            Yield Income Fund, Inc.

*Robert F. Gunia (51)               Director                Vice President of Prudential Investments (since September
                                                            1997); Executive Vice President and Treasurer (since
                                                            December 1996), Prudential Investments Fund Management LLC
                                                            (PIFM); Senior Vice President (since March 1987) of
                                                            Prudential Securities Incorporated (Prudential Securities);
                                                            formerly Chief Administrative Officer (July 1990-September
                                                            1996), Director (January 1989-September 1996) and Executive
                                                            Vice President, Treasurer and Chief Financial Officer (June
                                                            1987-September 1996) of Prudential Mutual Fund Management,
                                                            Inc. (PMF); Vice President and Director (since May 1989) of
                                                            The Asia Pacific Fund, Inc.; Director of The High Yield
                                                            Income Fund, Inc.

                                     POSITION                             PRINCIPAL OCCUPATIONS AND
NAME, ADDRESS AND AGE(1)           WITH THE FUND                             OTHER AFFILIATIONS
------------------------           -------------                          -------------------------


 Don G. Hoff (62)                    Director               Chairman and Chief Executive Officer (since 1980) of
                                                            Intertec, Inc. (investments); Chairman and Chief Executive
                                                            Officer of The Lamaur Corporation; Director of Innovative
                                                            Capital Management, Inc. and The Greater China Fund, Inc.;
                                                            and Chairman and Director of The Asia Pacific Fund, Inc.

 Robert E. LaBlanc (63)              Director               President (since 1981) of Robert E. LaBlanc Associates, Inc.
                                                            (telecommunications); formerly General Partner at Salomon
                                                            Brothers and Vice-Chairman of Continental Telecom; Director
                                                            of Storage Technology Corporation, Titan Corporation,
                                                            Salient 3 Communications, Inc. and Tribune Company; and
                                                            Trustee of Manhattan College.

*Mendel A. Melzer, CFA (38)          Director               Chief Investment Officer (since October 1996) of Prudential
751 Broad Street                                            Mutual Funds; formerly Chief Financial Officer (November
Newark, NJ 07102                                            1995-September 1996) of Prudential Investments; Senior Vice
                                                            President and Chief Financial Officer of Prudential
                                                            Preferred Financial Services (April 1993-November 1995);
                                                            Managing Director of Prudential Investment Advisors (April
                                                            1991-April 1993), and Senior Vice President of Prudential
                                                            Capital Corporation (July 1989-April 1991); Chairman and
                                                            Director of Prudential Series Fund, Inc.; and Director of
                                                            The High Yield Income Fund, Inc.



*Richard A. Redeker (54)             President              Employee of Prudential Investments; formerly President,
 751 Broad Street                    and Director           Chief Executive Officer and Director (October 1993-September
 Newark, NJ 07102                                           1996) of PMF, Executive Vice President, Director and Member
                                                            of the Operating Committee (October 1993-September 1996) of
                                                            Prudential Securities, Director (October 1993-September
                                                            1996) of Prudential Securities Group, Inc. (PSG), Executive
                                                            Vice President of The Prudential Investment Corporation
                                                            (July 1994-September 1996), Director (January 1994-September
                                                            1996), Prudential Mutual Fund Distributors, Inc. and
                                                            Prudential Mutual Fund Services, Inc. and Senior Executive
                                                            Vice President and Director of Kemper Financial Services,
                                                            Inc. (September 1978-September 1993); and President and
                                                            Director of The High Yield Income Fund, Inc.

 Robin B. Smith (58)                 Director               Chairman and Chief Executive Officer (since August 1996), of
                                                            Publishers Clearing House; formerly President and Chief
                                                            Executive Officer (January 1989-August 1996) and President
                                                            and Chief Operating Officer (September 1981-December 1988)
                                                            of Publishers Clearing House; Director of BellSouth
                                                            Corporation, Texaco Inc., Springs Industries Inc. and Kmart
                                                            Corporation.

 Stephen Stoneburn (54)              Director               President and Chief Executive Officer (since June 1996) of
                                                            Quadrant Media Corp. (a publishing Company); formerly
                                                            President (June 1995-June 1996) of Argus Integrated Media,
                                                            Inc.; Senior Vice President and Managing Director (January
                                                            1993-1995) Cowles Business Media; Senior Vice President
                                                            (January 1991-1992) and Publishing Vice President (May
                                                            1989-December 1990) of Gralla Publications (a division of
                                                            United Newspapers, U.K.); and Senior Vice President of
                                                            Fairchild Publications, Inc.

                                     POSITION                             PRINCIPAL OCCUPATIONS AND
NAME, ADDRESS AND AGE(1)           WITH THE FUND                             OTHER AFFILIATIONS
------------------------           -------------                          -------------------------


Nancy H. Teeters (67)               Director                Economist; Director of Inland Steel Industries; formerly,
                                                            Vice President and Chief Economist of International Business
                                                            Machines; Member of the Board of Governors of the Federal
                                                            Reserve System; Governor of the Horace H. Rackham School of
                                                            Graduate Studies of the University of Michigan; Assistant
                                                            Director of the Committee on the Budget of the US House of
                                                            Representatives; Senior Fellow at the Library of Congress;
                                                            Senior Fellow at the Brookings Institution; staff at Office of Management and Budget, Council of Economic Advisors and
                                                            the Federal Reserve Board.

S. Jane Rose (52)                   Secretary               Senior Vice President (since December 1996) of PIFM; Senior
                                                            Vice President and Senior Counsel (since July 1992) of
                                                            Prudential Securities; formerly Senior Vice President
                                                            (January 1991-September 1996) and Senior Counsel (June
                                                            1987-September 1996) of PMF.

Robert C. Rosselot (37)             Assistant               Assistant General Counsel (since September 1997) of PIFM;
                                    Secretary               formerly, partner with the firm of Howard & Howard,
                                                            Bloomfield Hills, Michigan (December 1995-September 1997)
                                                            and Corporate Counsel, Federated Investors (1990-1995).

Grace C. Torres (38)                Treasurer and           First Vice President (since December 1996) of PIFM; First
                                    Principal               Vice President (since March 1994) of Prudential Securities;
                                    Financial and           formerly First Vice President (March 1994-September 1996) of
                                    Accounting              Prudential Mutual Fund Management, Inc. and Vice President
                                    Officer                 (July 1989-March 1994) of Bankers Trust.

Stephen M. Ungerman (44)            Assistant               Vice President and Tax Director (since March 1996) of
                                    Treasurer               Prudential Investments; formerly First Vice President of
                                                            Prudential Mutual Fund Management, Inc. (February 1993-March
                                                            1996).


---------------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

* "Interested" Director of the Fund, as defined in the Investment Company Act of 1940 (the Investment Company Act).


     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities or Prudential Investment Management Services LLC.

     The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

     The Directors have adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Directors who were age 68 or older as of December 31, 1993. Under this phase-in provision, Messrs. Beach and Eyre are scheduled to retire on December 31, 1999 and December 31, 1998, respectively.

     The Fund pays each of its Directors who is not an affiliated person of PIFM or Prudential Investments (PI) annual compensation of $1,500, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Director may change as a result of the introduction of additional funds upon which the Director will be asked to serve.

     Directors may receive their Director's fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). The minimum initial investment requirement is waived for Directors who receive their fees pursuant to a deferred fee agreement. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.

     Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.


     The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with the Manager for the fiscal year ended March 31, 1998 and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other funds managed by Prudential Investments Fund Management LLC (Fund Complex) for the calendar year ended December 31, 1997.


                               COMPENSATION TABLE

                                                                                                                      APPROXIMATE
                                                                                 PENSION OR                          COMPENSATION
                                                                                 RETIREMENT      ESTIMATED             FROM FUND
                                                                 AGGREGATE   BENEFITS ACCRUED      ANNUAL              AND FUND
                                                                COMPENSATION  AS PART OF FUND  BENEFITS UPON         COMPLEX PAID
    NAME AND POSITION                                            FROM FUND        EXPENSES       RETIREMENT         TO DIRECTORS(2)
    -----------------                                            ---------        --------       ----------         ---------------


Edward D. Beach--Director .............................            $1,500            None            N/A            $135,000(38/63)*
Stephen C. Eyre--Director .............................            $1,500            None            N/A            $ 45,000(12/13)*
Delayne D. Gold--Director .............................            $1,500            None            N/A            $135,000(38/63)*
Robert D. Gunia(1)--Director ..........................              --              None            N/A                --
Don G. Hoff--Director .................................            $1,500            None            N/A            $ 45,000(12/13)*
Robert F. LaBlanc--Director ...........................            $1,500            None            N/A            $ 45,000(12/13)*
Mendel A. Melzer(1)--Director .........................              --              None            N/A                --
Richard A. Redeker(1)--Director .......................              --              None            N/A                --
Robin B. Smith--Director ..............................            $1,500            None            N/A            $ 90,000(27/34)*
Stephen Stoneburn--Director ...........................            $1,500            None            N/A            $ 45,000(12/13)*
Nancy H. Teeters--Director ............................            $1,500            None            N/A            $ 90,000(23/42)*


----------

* Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Robert F. Gunia, Mendel A. Melzer and Richard A. Redeker, who are interested Directors, do not receive compensation from the Fund or any fund in the Fund Complex.


(2) Total aggregate compensation from all the funds in the Fund Complex for the calendar year ended December 31, 1997, including amounts deferred at the election of Directors under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $139,081 for Director Robin Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.

     As of May 15, 1998, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding shares of common stock of the Fund.


     As of May 15, 1998, the following shareholders of record held more than 5% of Class A or Class I shares: Chase Manhattan Bank as Trustee IFS & London Life Reinsurance Co., The Chase Manhattan Bank, Escrow Admin 1, 450 W 33 St., New York, NY which held 85,188,660 Class I shares (or approximately 7.3% of the outstanding Class I shares); OM-Shanti Inc., c/o Ritchie Luukkonen, 121 S 8th St., Ste. 800, Minneapolis, MN which held 92,675,613 Class I shares (or approximately 8% of the outstanding Class I shares), and Prudential Health Care Plan Inc., Prudential Ins. of America, Ros 2, Attn Joanne Brown Lee Sto, 56 North Livingston Avenue, Roseland, NJ which held 128,136,660 Class I shares (or approximately 11% of the outstanding Class I shares.


                                     MANAGER


     The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), formerly, Prudential Mutual Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Series, comprise the Prudential Mutual Funds. See "How the Series is Managed" in the relevant Prospectus. As of April 30, 1998, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $64.8 billion. According to the Investment Company Institute, as of December 31, 1997, the Prudential Mutual Funds were the 17th largest family of mutual funds in the United States.



     PIFM is a subsidiary of Prudential Securities. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement for the IMM Series (the Management Agreement) and the Management and Administrative Services Agreement (Administrative Services Agreement) for the LA Series, PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of each Series, manages both the investment operations of each Series and the composition of the Series' portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PIFM is obligated to keep certain books and records of the Series. PIFM also administers the Series' corporate affairs and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Series' custodian, and PMFS, each Series' transfer and shareholder servicing agent. The management services of PIFM for the Series are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

     For its services, PIFM receives, pursuant to the Management Agreement with the Fund, a fee at an annual rate of .20 of 1% of the average daily net assets of the IMM Series. The fee is computed daily and payable monthly. The Management Agreement provides that, in the event the expenses of the Fund for any fiscal year (including the fees payable to PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed the lowest applicable annual expense limitation established and enforced pursuant to the statute or regulations of any jurisdiction in which shares of the Fund are then qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess, or, if such reduction exceeds the compensation payable to PIFM, PIFM will pay to the Fund the amount of such reduction which exceeds the amount of such compensation. Any such reductions or payments are subject to readjustment during the year. No such reductions were required during the fiscal year ended March 31, 1998. No jurisdiction currently limits the Fund's expenses.


     For its services, PIFM receives its reasonable costs and expenses from the LA Series pursuant to the Administrative Services Agreement.


     In connection with its management of the corporate affairs of each Series, PIFM bears the following expenses:

          (a) the salaries and expenses of all of its and each Series' personnel, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Series' investment adviser;

          (b) all expenses incurred by PIFM or by a Series in connection with managing the ordinary course of such Series' business, other than those assumed by a Series, as described below; and


          (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI or the Subadvisor), pursuant to a subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

     Under the terms of the Management Agreement and the Administrative Services Agreement, each Series is responsible for the payment of the following expenses, including (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with the Manager or such Series' investment adviser, (c) the fees and certain expenses of each Series' Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation to maintain required records of each Series and of pricing such Series' shares, (d) the charges and expenses of legal counsel and independent accountants of each Series, (e) brokerage commissions and any issue or transfer taxes chargeable to such Series in connection with its securities and futures transactions, (f) all taxes and corporate fees payable by such Series to governmental agencies, (g) the fees of any trade association of which such Series is a member, (h) the cost of stock certificates representing and/or non-negotiable share deposit receipts evidencing shares of such Series, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of such Series and of its shares with the SEC and the states, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of such Series' business and (m) distribution fees.

     The Management Agreement and the Administration Services Agreement also provide that PIFM will not be liable for any error of judgment or any loss suffered by the relevant Series in connection with the matters to which the Management Agreement and the Administration Services Agreement relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement and the Administration Services Agreement each provide that each will terminate automatically if assigned (as defined in the Investment Company Act), and that each may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement and the Administration Services Agreement provide that each said agreement will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     For the fiscal years ended March 31, 1998, 1997 and 1996, the IMM Series paid management fees to PIFM of $1,259,305, $898,786, and $1,039,892, respectively.

     PIFM has entered into a Subadvisory Agreement with PI (the Subadviser), a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PI furnish investment advisory services in connection with the management of each Series. In connection therewith, PI is obligated to keep certain books and records of the Series. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI is reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM.

     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Series' portfolios. The credit unit, with a staff including 7 credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Series may invest.


     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or, in the case of IMM Series, upon the termination of the Management Agreement and, in the case of LA Series, upon the termination of the Administration Services Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

                                   DISTRIBUTOR


     Until July 1, 1998, Prudential Securities Incorporated (Prudential Securities or, until July 1, 1998, the Distributor), One Seaport Plaza, New York, New York 10292, will continue to act as the distributor of the shares of each Series. Beginning July 1, 1998, Prudential Investment Management Services LLC (the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, will act as Distributor of the Series' shares.


     Prudential Securities is engaged in the securities underwriting and securities and commodities brokerage business and is a member of the New York Stock Exchange, other major securities and commodities exchanges and the National Association of

Securities Dealers, Inc. (NASD). Prudential Securities is also engaged in the investment advisory business. Prudential Securities is a wholly-owned subsidiary of Prudential Securities Group, Inc., which is an indirect, wholly-owned subsidiary of Prudential. The services it provides to the Series are discussed in the relevant Prospectus. See "How the Series is Managed--Distributor."


DISTRIBUTION AND SERVICE PLAN


     Under the Distribution and Service Plan (the Plan) and the Distribution Agreement, the IMM Series reimburses the Distributor its distribution-related expenses up to 0.12% of the average daily net assets of the Class A shares of the Series, computed daily and payable monthly. There is no plan of distribution for the LA Series. The Distributor incurs the expenses of distributing the IMM Series Class I shares and the shares of the LA Series under the Distribution Agreement, none of which are reimbursed by or paid for by the Fund. See "How the Series is Managed--Distributor" in the relevant Prospectus.

     For the fiscal year ended March 31, 1998, PSI incurred distribution expenses in the aggregate of approximately $168,500 with respect to the IMM Series, under the Plan, all of which was recovered through the distribution fee paid by the IMM Series. It is estimated that of this amount approximately 75% ($126,375) was spent on payment of account servicing fees to financial advisers and 25% ($42,125) on allocation of overhead and other office distribution-related expenses with respect to the IMM Series. The term "overhead and other office distribution-related expenses" represents (a) the expenses of operating Prudential Securities' branch offices in connection with the sale of Class A shares of the Series, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, and (c) travel expenses of mutual fund sales coordinators to promote the sale of Class A shares of the IMM Series.


     There are no carryover amounts under the Plan, and therefore interest and carrying charges are not incurred under the Plan. So long as the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Fund shall be committed to the discretion of the Directors who are not interested persons. The Board of Directors has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Series and its shareholders.

     Pursuant to the Plan, the Directors will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the IMM Series by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures.


     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Class A shareholders of the IMM Series, and all material amendments of the Plan must also be approved by the Directors. The Plan may be terminated with respect to the IMM Series at any time, by vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Directors) or by a vote of a majority of the outstanding voting securities of the Class A shares of the Series (as defined in the Investment Company Act). The Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Rule 12b-1 Directors or by vote of a majority of the outstanding voting securities of the Fund, or by the Distributor, on 60 days' written notice to the other party.


     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of any class, all sales charges on shares of that class would be suspended.

                               PURCHASE OF SHARES

MULTIPLE ACCOUNTS


     An institution may open a single master account by filing an Application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under "Shareholder Guide--How to Buy Shares of the Series" are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.


     PMFS provides each institution with a written confirmation for each transaction in a subaccount. Further, PMFS is able to provide, to each institution on a daily or monthly basis, a statement which sets forth for each master account its share balance and income earned for the month. In addition, each institution receives a statement for each individual account setting forth transactions in the sub-account for the year-to-date, the total number of shares owned as of the dividend payment date and the dividends paid for the current month, as well as for the year-to-date.

REOPENING AN ACCOUNT

     Subject to the minimum investment requirements, an investor may reopen an account, without filing a new application form, at any time during the calendar year the account is closed, provided that the information on the old form is still applicable.

LIQUID ASSETS SERIES

     Shares of the LA Series are not offered at the current time.


     ISSUANCE OF SERIES SHARES OF SECURITIES. Transactions involving the issuance of Series shares for securities (rather than cash) will be limited to
(i) reorganizations, (ii) statutory mergers, or (iii) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Series, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Series' investment adviser.


                                 NET ASSET VALUE

     Each Series uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by a Series that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, a Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Series' portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a Series' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.


     Each Series computes its net asset value at 4:00 P.M., New York time, on each day a Series is open for business. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Series shares shall be determined at the time between such closing and 4:00 P.M. New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Manager is responsible for decisions to buy and sell securities for each Series, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) Neither Series normally incurs any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities, or an affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the SEC. The Series will not deal with Prudential Securities or its affiliates on a principal basis.

     In placing orders for portfolio securities of a Series, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, a Series will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Series, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Series may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Series', and the services furnished by such brokers may be used by the Manager in providing investment management for the Series. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. Neither Series reduces the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

     Subject to the above considerations, Prudential Securities may act as a securities broker (or futures commission merchant) for the Series. In order for Prudential Securities to effect any portfolio transactions for a Series, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.

     During the fiscal years ended March 31, 1996, 1997 and 1998, the Series paid no brokerage commissions.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS


     The IMM Series has elected to qualify and intends to remain qualified and the LA Series intends to elect to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a Series (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a Series did not realize long-term capital gains permits net capital gains of the Series (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that Series.


     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Series' annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) a Series diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Series' assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Series' assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the Series distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.


     Gains or losses on sales of securities by a Series will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Series do not anticipate realizing long-term capital gains. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Series may be subject to original issue discount and market discount rules.

     Each Series is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Series is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Series will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Series pays income tax is treated as distributed.

     It is anticipated that the net asset value per share of each Series will remain constant. However, if the net asset value per share fluctuates and a loss is realized on a sale, redemption or exchange of shares of a Series by a shareholder, certain rules may apply which would limit the ability of the shareholder to recognize such loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares.

     Dividends and distributions may also be subject to state and local taxes.

                              CALCULATION OF YIELD

     Each Series will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Series' portfolio, and its operating expenses. Each Series also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return+1)365/7]-1

     Comparative performance information may be used from time to time in advertising or marketing the Series' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

     Each Series' yield fluctuates, and an annualized yield quotation is not a representation by the Series as to what an investment in the Series will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Series is held, but also on changes in the Series' expenses. Yield does not take into account any federal or state income taxes.

               CUSTODIAN, TRANSFER AND SHAREHOLDER SERVICING AGENT
                           AND INDEPENDENT ACCOUNTANTS


     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for each Series' portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

     Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Shareholder Servicing Agent of each Series. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to each Series, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives a monthly fee plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. For the fiscal year ended March 31, 1998, the IMM Series incurred fees of $240,000 for the services of PMFS.

     Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, serves as the Series' independent accountants and in that capacity audits each Series' annual financial statements.


                               GENERAL INFORMATION

     The Fund was incorporated on September 1, 1987 and originally consisted of four series: the Institutional Money Market Series, the Institutional Government Series, the Institutional Domestic Liquid Assets Series and the Institutional Tax-Exempt Series. On or about June 30, 1989, sales of shares of the Institutional Domestic Liquid Assets Series and the Institutional Tax-Exempt Series were discontinued. Effective October 12, 1989, no shares remained outstanding in those Series. On or about April 24, 1992, sales of shares of the Institutional Government Series were discontinued. Effective May 15, 1992, no shares remained outstanding in the Institutional Government Series. On August 28, 1995, the Board of Directors authorized the creation of the Liquid Assets Series, although shares of such Series are not offered at this time.

                                           PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of             LIQUIDITY PORTFOLIO, INC.
March 31, 1998                             INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
     ------------------------------------------------------------
Bank Notes--7.6%
             American Express Centurion Bank
    $3,000   5.6475%, 4/13/98(b)                  $    2,999,817
             Bank of New York
     2,000   5.94%, 6/30/98                            2,000,172
             Comerica Bank of Detroit
     3,000   6.175%, 5/27/98                           3,001,406
             CoreStates Bank, N.A.
     3,000   5.6275%, 4/9/98(b)                        3,000,026
             FCC National Bank
     9,000   5.55188%, 4/2/98(b)                       8,998,235
             First Union National Bank
     6,500   5.59%, 2/19/99                            6,500,000
             First USA Bank
     3,000   5.7375%, 4/15/98(b)                       3,000,207
             KeyBank, N.A.
     3,000   5.64625%, 4/13/98(b)                      3,001,320
     5,000   5.54%, 4/29/98(b)                         4,997,795
    17,000   5.52%, 6/18/98(b)                        16,990,526
             U.S. Bank, N.A.
     4,000   5.6075%, 4/10/98(b)                       3,999,962
     6,000   5.5575%, 4/15/98(b)                       5,997,321
     9,000   5.5875%, 4/15/98(b)                       8,997,002
             Wachovia Bank, N.A.
     6,000   6.14%, 6/1/98                             6,000,000
                                                  --------------
                                                      79,483,789
------------------------------------------------------------
Certificates Of Deposit - Eurodollar--1.2%
             Creditanstalt Bankverein
     3,000   5.59%, 5/12/98                            3,000,016
             Westdeutsche Landesbank
                Girozentrale
     9,000   5.82%, 8/3/98                             8,997,632
                                                  --------------
                                                      11,997,648
------------------------------------------------------------
Certificates Of Deposit - Yankee--18.9%
             Bank Of Nova Scotia
     7,000   5.50%, 5/26/98                            6,998,400
             Banque Nationale de Paris
     5,000   5.52%, 5/5/98                             4,999,450
             Barclays Bank PLC
   $15,000   5.56%, 2/25/99                       $   14,992,195
             Bayerische Landesbank Girozentrale
    15,000   5.5275%, 6/23/98(b)                      14,987,924
             Bayerishe
                Hypotheken-Und-Wechsel-Bank
     5,000   5.94%, 10/22/98                           4,998,398
             Canadian Imperial Bank of Commerce
    21,000   5.55%, 2/10/99                           20,991,306
    13,000   5.705%, 3/30/99                          12,988,239
             Commerzbank
     5,000   5.97%, 8/17/98                            4,999,458
             Credit Agricole Indosuez
     5,000   5.87%, 8/10/98                            4,999,142
    10,000   5.90%, 10/19/98                           9,997,368
     4,000   5.95%, 10/21/98                           3,998,937
             Deutsche Bank
    15,000   5.55%, 2/25/99                           14,993,494
    10,000   5.62%, 2/26/99                            9,995,653
    10,000   5.63%, 2/26/99                            9,992,179
    10,000   5.66%, 3/3/99                             9,995,589
    15,000   5.64%, 3/22/99                           14,991,612
             National Westminster Bank PLC
     3,000   6.06%, 5/26/98                            2,999,784
             Royal Bank of Canada
     5,000   5.91%, 6/17/98                            4,999,395
             Societe Generale
     5,000   6.19%, 5/6/98                             4,999,716
     1,000   6.105%, 5/26/98                           1,000,277
    13,000   6.01%, 6/16/98                           12,999,224
     7,000   5.88%, 7/17/98                            6,999,607
                                                  --------------
                                                     198,917,347
------------------------------------------------------------
Commercial Paper--35.3%
             American Home Products Corp.
    10,000   5.51%, 6/11/98                            9,891,331
             Aon Corp.
     4,025   5.60%, 5/18/98                            3,995,573
             Barton Capital Corp.
     1,500   5.65%, 4/14/98                            1,496,940
     6,000   5.57%, 4/24/98                            5,978,648
     2,702   5.64%, 4/24/98                            2,692,264

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-16

                                           PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of             LIQUIDITY PORTFOLIO, INC.
March 31, 1998                             INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
     ------------------------------------------------------------
Commercial Paper (cont'd.)
    $3,430   5.61%, 4/30/98                       $    3,414,499
     2,500   5.57%, 5/22/98                            2,480,273
             BBL North America, Inc.
     4,500   5.55%, 5/19/98                            4,466,700
             Bradford & Bingley Building
                Society
     3,000   5.50%, 6/25/98                            2,961,042
             Carnival Corp.
    10,000   5.60%, 4/21/98                            9,968,889
     4,500   5.70%, 4/21/98                            4,485,750
             Centric Capital Corp.
    15,000   5.70%, 4/7/98                            14,985,750
    10,000   5.64%, 4/30/98                            9,954,567
     7,200   5.54%, 5/26/98                            7,139,060
             CIT Group Holdings, Inc.
    11,000   5.52%, 6/2/98                            10,895,427
             Coca-Cola Enterprises, Inc.
     5,000   5.63%, 5/4/98                             4,974,196
             Commerzbank U.S. Finance, Inc.
     5,300   5.54%, 5/1/98                             5,275,532
             CoreStates Capital Corp.
     5,000   5.63188%, 4/1/98(b)                       5,000,000
             Corporate Asset Funding Co., Inc.
     2,800   5.60%, 5/11/98                            2,782,578
             Corporate Receivables Corp.
     1,650   5.50%, 5/21/98                            1,637,281
             CXC, Inc.
     3,000   5.55%, 5/12/98                            2,981,037
    10,000   5.54%, 6/25/98                            9,869,194
             Duke Capital Corp.
    24,000   6.25%, 4/1/98                            24,000,000
             Eastman Kodak Co.
     7,800   5.55%, 5/27/98                            7,732,660
             Enterprise Funding Corp.
     1,071   5.59%, 4/24/98                            1,067,175
             Falcon Asset Securitization Corp.
     1,483   5.73%, 4/9/98                             1,481,112
     5,020   5.58%, 4/27/98                            4,999,769
             First Chicago Financial Corp.
     7,000   5.46%, 5/29/98                            6,938,423
             General Electric Capital Corp.
    35,300   5.60%, 4/27/98                           35,157,231
    $4,000   5.54%, 4/30/98                       $    3,982,149
    14,000   5.45%, 6/3/98                            13,866,475
             Household International, Inc.
                5.80%, 4/13/98 (cost
                $4,990,333,
     5,000   date purchased 3/30/98)(c)                4,990,333
             Kellogg Co.
     1,500   5.60%, 4/24/98                            1,494,633
             Market Street Funding Corp.
     2,000   5.60%, 4/21/98                            1,993,778
     5,000   5.54%, 6/10/98                            4,946,139
             Mont Blanc Capital Corp.
     1,769   5.55%, 4/16/98                            1,764,909
    15,500   5.55%, 6/25/98                           15,296,885
             Nationwide Building Society
    10,000   5.50%, 6/26/98                            9,868,611
             Newell Co.
     5,000   5.65%, 4/27/98                            4,979,597
             Nordbanken North America, Inc.
     3,000   5.55%, 5/28/98                            2,973,638
             Old Line Funding Corp.
    10,000   5.60%, 4/27/98                            9,959,556
             Receivables Capital Corp.
     3,319   5.66%, 4/8/98                             3,315,347
             Salomon Smith Barney Holdings,
                Inc.
    24,000   5.70%, 4/17/98                           23,939,200
             Special Purpose Accounts
                Receivable Cooperative Corp.
     4,000   5.55%, 5/21/98                            3,969,167
     5,000   5.55%, 6/25/98                            4,934,479
     2,000   5.56%, 6/25/98                            1,973,744
             Svenska Handelsbanken, Inc.
    10,000   5.51%, 5/20/98                            9,925,003
             Unifunding, Inc.
    16,000   5.50%, 6/16/98                           15,814,222
             Windmill Funding Corp.
     5,000   5.62%, 4/30/98                            4,977,364
     1,100   5.56%, 5/8/98                             1,093,714
             Wood Street Funding Corp.
    10,000   5.59%, 4/30/98                            9,954,969
     6,500   5.55%, 5/19/98                            6,451,900
                                                  --------------
                                                     371,168,713

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-17

                                           PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of             LIQUIDITY PORTFOLIO, INC.
March 31, 1998                             INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
     ------------------------------------------------------------
Loan Participations--2.2%
             Countrywide Home Loans, Inc.
   $11,000   5.75%, 4/20/98
                (cost $11,000,000, date
                purchased 3/27/98)(c)             $   11,000,000
     2,000   5.75%, 4/22/98
                (cost $2,000,000, date
                purchased 3/27/98)(c)                  2,000,000
    10,000   5.75%, 4/23/98
                (cost $10,000,000, date
                purchased 3/24/98)(c)                 10,000,000
                                                  --------------
                                                      23,000,000
------------------------------------------------------------
Other Corporate Obligations--28.9%
             Abbey National Treasury Services
                PLC
    26,000   5.50%, 2/5/99                            25,982,865
             Associates Corp. of North America
    30,000   5.63%, 4/23/98(b)                        29,969,649
             Chase Manhattan Corp.
     6,000   5.59375%, 4/15/98(b)                      6,001,271
             CIT Group Holdings, Inc.
     1,150   6.20%, 4/15/98                            1,150,010
             General Motors Acceptance Corp.
    44,000   5.63234%, 5/4/98(b)                      43,989,249
             Goldman Sachs Group, L. P.
             6.03125%, 6/22/98
                (cost $21,000,000, date
                purchased
    21,000   6/25/97)(b)/(c)                          21,000,000
             IBM Credit Corp.
    25,000   5.65%, 6/9/98(b)                         24,983,291
             Liquid Asset Backed Securities
                Trust 1997-7
    11,741   5.68359%, 4/22/98(b)                     11,741,432
             Liquid Asset Backed Securities
                Trust Series 1998-1
    11,624   5.6875%, 4/27/98(b)                      11,623,818
             Merrill Lynch & Co., Inc.
    30,000   5.6475%, 4/8/98(b)                       29,998,472
             Morgan Stanley, Dean Witter,
                Discover & Co.
     3,000   5.8125%, 4/15/98(b)                       3,000,000
     2,000   5.88281%, 5/15/98(b)                      2,000,000
             Restructured Asset Securities
                1997-MM-8-5
   $17,000   5.6775%, 4/28/98(b)                  $   17,000,000
             Short-Term Repackaged Asset Trust
                1997-A
             5.7095%, 4/15/98
                (cost $13,000,000, date
                purchased
    13,000   12/11/97)(b)/(c)                         13,000,000
             SMM Trust Notes 1997-X
    34,000   5.6875%, 4/13/98(b)                      34,000,000
             Strategic Money Market Trust
                1997-A
    10,000   5.6875%, 6/23/98(b)                      10,000,000
             Strategic Money Market Trust
                1998-1
    19,000   5.6875%, 4/6/98(b)                       19,000,000
                                                  --------------
                                                     304,440,057
------------------------------------------------------------
Time Deposit - Eurodollar--7.1%
             Bank of Montreal
    33,777   6.00%, 4/1/98                            33,777,000
             Republic National Bank of New York
    15,000   6.125%, 4/1/98                           15,000,000
             Societe Generale
     5,000   6.1875%, 4/1/98                           5,000,000
             Westdeutsche Landesbank
                Girozentrale
    20,900   5.875%, 4/1/98                           20,900,000
                                                  --------------
                                                      74,677,000
------------------------------------------------------------
Total Investments--101.2%
             (amortized cost $1,063,684,554(a))    1,063,684,554
             Liabilities in excess of other
                assets--(1.2%)                       (12,477,192)
                                                  --------------
             Net Assets--100%                     $1,051,207,362
                                                  --------------
                                                  --------------

---------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $61,990,333. The aggregate value ($61,990,333) is approximately 5.9% of net assets.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-18

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Portfolio of Investments as of March 31, 1998
------------------------------------------------------------

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 1998 was as follows:

Commercial Banks...................................   52.0%
Asset Backed Securities............................   14.9
Securities Brokers & Dealers.......................    7.6
Finance Lessors....................................    6.6
Business Credit (Finance)..........................    6.1
Personal Credit Institutions.......................    3.3
Electrical Services................................    2.3
Mortgage Banks.....................................    2.2
Bank Holding Companies.............................    1.7
Water Transportation...............................    1.4
Pharmaceuticals....................................     .9
Photographic Equipment.............................     .7
Beverages..........................................     .5
Furniture..........................................     .5
Accident & Health Insurance........................     .4
Grain Mill Products................................     .1
                                                     -----
                                                     101.2
Liabilities in excess of other assets..............   (1.2)
                                                     -----
                                                     100.0%
                                                     -----
                                                     -----
--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-19

                                           PRUDENTIAL INSTITUTIONAL
                                           LIQUIDITY PORTFOLIO, INC.
Statement of Assets and Liabilities        INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------

Assets                                                                                                         March 31, 1998
Investments, at amortized cost which approximates market value.............................................     $1,063,684,554
Interest receivable........................................................................................          6,080,801
Due From Manager...........................................................................................             58,657
Deferred expenses and other assets.........................................................................              9,115
                                                                                                                 --------------
   Total assets............................................................................................      1,069,833,127
                                                                                                                 --------------
Liabilities
Payable for investments purchased..........................................................................         15,957,808
Dividends payable..........................................................................................          1,316,684
Bank overdraft.............................................................................................          1,021,132
Accrued expenses...........................................................................................            327,037
Distribution fee payable...................................................................................              3,104
                                                                                                                 --------------
   Total liabilities.......................................................................................         18,625,765
                                                                                                                 --------------
Net Assets.................................................................................................      $1,051,207,362
                                                                                                                 --------------
                                                                                                                 --------------
Net assets were comprised of:
   Common stock, at par....................................................................................      $   1,051,207
   Paid-in capital in excess of par........................................................................      1,050,156,155
                                                                                                                 --------------
Net assets, March 31, 1998.................................................................................      $1,051,207,362
                                                                                                                 --------------
                                                                                                                 --------------
Class A:
Net asset value, offering and redemption price per share
   ($140,813,146 / 140,813,146 shares of common stock issued and outstanding)..............................               $1.00
                                                                                                                 --------------
                                                                                                                 --------------
Class I:
Net asset value, offering and redemption price per share
   ($910,394,216 / 910,394,216 shares of common stock issued and outstanding)..............................              $1.00
                                                                                                                 --------------
                                                                                                                 --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-20

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Operations
------------------------------------------------------------

                                                    Year Ended
Net Investment Income                             March 31, 1998
Income
   Interest....................................    $ 46,561,077
                                                  --------------
Expenses
   Management fee..............................       1,622,396
   Distribution fee--Class A...................         261,457
   Registration fees...........................         269,000
   Transfer agent's fees and expenses..........         253,000
   Reports to shareholders.....................         118,000
   Custodian's fees and expenses...............          91,000
   Legal fees and expenses.....................          60,000
   Audit fee and expenses......................          25,000
   Insurance expenses..........................          12,000
   Directors' fees.............................          12,000
   Miscellaneous...............................           9,294
                                                  --------------
      Total expenses...........................       2,733,147
   Less: Expense subsidy (Note 4)..............        (756,061)
      Management fee waiver (Note 2)...........        (363,091)
      Distribution fee waiver (Note 2).........         (93,005)
                                                  --------------
      Net expenses                                    1,520,990
                                                  --------------
Net investment income..........................      45,040,087
                                                  --------------
Realized Gain on Investments
Net realized gain on investment transactions...           5,299
                                                  --------------
Net Increase in Net Assets
Resulting from Operations......................    $ 45,045,386
                                                  --------------
                                                  --------------

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended March 31,
in Net Assets                       1998               1997
Operations
   Net investment income.....  $    45,040,087    $    22,586,704
   Net realized gain on
      investment
      transactions...........            5,299             11,251
                               ---------------    ---------------
   Net increase in net assets
      resulting from
      operations.............       45,045,386         22,597,955
                               ---------------    ---------------
Dividends and distributions
   (Note 1)
      Class A................      (11,814,111)       (22,597,955)
      Class I................      (33,231,275)         --
                               ---------------    ---------------
                                   (45,045,386)       (22,597,955)
                               ---------------    ---------------
Fund share transactions (net
   of conversions) (Note 5)
   Net proceeds from shares
      sold...................    8,138,663,244      2,069,514,977
   Net asset value of shares
      issued in reinvestment
      of
      dividends and
      distributions..........       41,968,951         21,346,132
   Cost of shares
      reacquired.............   (7,607,469,838)    (2,053,657,829)
                               ---------------    ---------------
   Net increase in net assets
      from Fund share
      transactions...........      573,162,357         37,203,280
                               ---------------    ---------------
Total increase...............      573,162,357         37,203,280
Net Assets
Beginning of year............      478,045,005        440,841,725
                               ---------------    ---------------
End of year..................  $ 1,051,207,362    $   478,045,005
                               ---------------    ---------------
                               ---------------    ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-21

                                          PRUDENTIAL INSTITUTIONAL
                                          LIQUIDITY PORTFOLIO, INC.
Notes to Financial Statements             INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------
Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet begun operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund declares all of its net investment income and net realized short-term capital gains/losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'), doing business as Prudential Investments ('PI', the Subadviser or the investment adviser), PI furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. Effective June 1, 1997, PIFM has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $363,091 ($.0003 per share) for the year ended March 31, 1998. The Series is not required to reimburse PIFM for such waiver.
The Fund has a distribution agreement with Prudential Securities Incorporated ('PSI'), which acts as the distributor of the Class A and Class I shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. Effective June 1, 1997, PSI has agreed to waive a portion (.07 of 1% of the Series' average daily net assets) of its distribution fee, which amounted to $93,005 ($.0007 per share) for the year ended March 31, 1998. The Series is not required to reimburse PSI for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class I shares of the Fund.
PSI, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended March 31, 1998, the Series incurred fees of $240,000 for the services of
--------------------------------------------------------------------------------
                                      B-22

                                            PRUDENTIAL INSTITUTIONAL
                                            LIQUIDITY PORTFOLIO, INC.
Notes to Financial Statements               INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------
PMFS. As of March 31, 1998, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Expense Subsidy
Effective June 1, 1997, PIFM voluntarily agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 1998, such reimbursement amounted to $756,061 ($0.0007 per share for Class A and I shares; .11% of average net assets, annualized).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. Effective July 9, 1997, the Series commenced offering Class I shares.
There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.
Transactions in shares of common stock (at $1 per share) were as follows:

                                                    Shares
                                                     and
                                                    Dollar
Class A                                             Amount
---------------------------------------------   --------------
Year ended March 31, 1998:
Shares sold..................................    1,563,160,572
Shares issued in reinvestment of dividends
  and distributions..........................       12,370,105
Shares reacquired............................   (1,279,737,241)
                                                --------------
Net increase in shares outstanding before
  conversion.................................      295,793,436
Shares reacquired upon conversion into Class
  I..........................................     (633,025,295)
                                                --------------
Net decrease in shares outstanding...........     (337,231,859)
                                                --------------
                                                --------------
Year ended March 31, 1997:
Shares sold..................................    2,069,514,977
Shares issued in reinvestment of dividends
  and
  distributions..............................       21,346,132
Shares reacquired............................   (2,053,657,829)
                                                --------------
Net increase in shares outstanding...........       37,203,280
                                                --------------
                                                --------------
Class I
---------------------------------------------
July 9, 1997(a) through March 31, 1998:
Shares sold..................................    6,575,502,672
Shares issued in reinvestment of dividends
  and
  distributions..............................       29,598,846
Shares reacquired............................   (6,327,732,597)
                                                --------------
Net increase in shares outstanding before
  conversion.................................      277,368,921
Shares issued upon conversion from Class A...      633,025,295
                                                --------------
Net increase in shares outstanding...........      910,394,216
                                                --------------
                                                --------------

---------------
(a) Commencement of offering of Class I shares.
--------------------------------------------------------------------------------
                                      B-23

                                             PRUDENTIAL INSTITUTIONAL
                                             LIQUIDITY PORTFOLIO, INC.
Financial Highlights                         INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                              Class A                                 Class I
                                                    ----------------------------------------------------------   --------------
                                                                                                                    July 9,
                                                                                                                    1997(b)
                                                                        Year Ended March 31,                        Through
                                                    ----------------------------------------------------------     March 31,
                                                      1998         1997         1996         1995       1994          1998
                                                    --------     --------     --------     --------   --------   --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............   $  1.000     $  1.000     $  1.000     $  1.000   $  1.000      $  1.000
Net investment income and net realized gains.....       .055(d)      .050         .056         .046       .029          .041(d)
Dividends and distributions to shareholders......      (.055)       (.050)       (.056)       (.046)     (.029)        (.041)
                                                    --------     --------     --------     --------   --------       -------
Net asset value, end of period...................   $  1.000     $  1.000     $  1.000     $  1.000   $  1.000      $  1.000
                                                    --------     --------     --------     --------   --------       -------
                                                    --------     --------     --------     --------   --------       -------
TOTAL RETURN(a):.................................       5.63%        5.16%        5.72%        4.69%      2.92%         4.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................   $140,813     $478,045     $440,842     $476,229   $385,023      $910,394
Average net assets (000).........................   $217,881     $449,393     $519,946     $402,678   $445,867      $814,138
Ratios to average net assets:
   Expenses, including distribution fee..........        .29%(d)      .46%         .43%         .46%       .48%          .15%(c)/(e)
   Expenses, excluding distribution fee..........        .21%(d)      .34%         .31%         .34%       .36%          .15%(c)/(e)
   Net investment income.........................       5.42%(d)     5.03%        5.56%        4.67%      2.87%         5.60%(c)/(e)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management and distribution fee waiver/expense subsidy.
(e) Net of management fee waiver/expense subsidy.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-24

                     APPENDIX I--HISTORICAL PERFORMANCE DATA


     The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

     This chart shows the long-term performance of various asset classes and the rate of inflation.


                EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY

                                    (CHART A)

Source: Stocks, Bonds, Bills and Information 1998 Yearbook, Ibbotson Associates, Chicago, Illinois. Used with permission. All rights reserved. (Annually updates work by Roger G. Ibbotson and Rex A. Sinquefeld.) This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

Generally, stock returns are due to capital appreciation and the reinvestment of any gains. Bond returns are due mainly to reinvesting interest. Also, stock prices are usually more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.



Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

     Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1987 through 1997. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of a Series or of any sector in which a Series invests.

     All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Series Expenses" in the applicable prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.


            HISTORICAL TOTAL RETURNS OF DIFFERENT BOND MARKET SECTORS


                                    (CHART B)


(1) LEHMAN BROTHERS TREASURY BOND INDEX is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.


(2) LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

(3) LEHMAN BROTHERS CORPORATE BOND INDEX includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S.
     dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.

(4) LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.

(5) SALOMON BROTHERS WORLD GOVERNMENT INDEX (NON U.S.) includes over 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

This chart illustrates the performance of major world stock markets for the period from December 31, 1985 through December 31,1997. It does not represent the performance of any Prudential Mutual Fund.


                                    (CHART C)


Source: Morgan Stanley Capital International (MSCI). Used with permission. Morgan Stanley Country indices are unmanaged indices which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indices.



This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 stock index with and without reinvested dividends.


                                    (CHART D)


Source: Stocks, Bonds, Bills, and Inflation 1998 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential Mutual Fund. Common stock total return is based on the Standard & Poor's 500 Stock Index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indices.


                                    (CHART E)


Source: Morgan Stanley Capital International, December 1997. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of 1577 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential Mutual Fund.

     This chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.


              Long U.S. Treasury Bond Yield in Percent (1926-1997)


                               (PASTE-UP CHART F)



----------


     Source: Stocks, Bonds, Bills, and Inflation 1998 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1997. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential Mutual Fund.

                   APPENDIX II-GENERAL INVESTMENT INFORMATION

     The following terms are used in mutual fund investing.

ASSET ALLOCATION

     Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION


     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.


DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest payments. Duration is expressed as a measure of time in years-the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing-buying securities when prices are low and selling them when prices are relatively higher-may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

                APPENDIX III--INFORMATION RELATING TO PRUDENTIAL


     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "Management of the Fund--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1995 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified bythe Fund.

INFORMATION ABOUT PRUDENTIAL


     The Manager and PIC(1) are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 79,000 persons worldwide, and maintains a sales force of approximately 10,100 agents and 6,500 domestic and international financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

     Insurance. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 40 million people worldwide. Long one of the largest issuers of life insurance, the Prudential has 25 million life insurance policies and group certificates in force today with a face value of almost $1 trillion. Prudential has the largest capital base ($12.3 billion) of any life insurance company in the United States. Prudential provides auto insurance for more than 1.5 million cars and insures more than 1.2 million homes.

     Money Management. Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1997, Prudential had more than $370 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part) manages over $211 billion in assets of institutions and individuals. In Pensions and Investments, May 12, 1997, Prudential was ranked third in terms of total assets under management.

     Real Estate. Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents across the United States.(2)

     Healthcare. Over two decades ago, Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.9 million Americans receive healthcare from a Prudential managed care membership.

     Financial Services. The Prudential Bank, a wholly-owned subsidiary of Prudential, has nearly $4 billion in assets and serves nearly 1.5 million customers across 50 states.


INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS


     As of December 31, 1997, Prudential Investments Fund Management is the eighteenth largest mutual fund company in the country with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.


     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.

----------

(1) Prudential Investments, a business group of PIC, serves as the Subadviser to substantially all of the Prudential Mutual Funds. WellingtonManagement Company serves as the subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates Capital Corp. as the subadviser to Prudential Jennison Series Fund, Inc. and Prudential Active Balanced Fund, a portfolio of Prudential Dryden Fund, Mercator Assets Management LP, as the subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc. and BlackRock Financial Management, Inc. as the subadviser to The BlackRock Government Income Trust. There are multiple subadvisers for The Target Portfolio Trust.


(2)  As of December 31, 1997.



                                     III-1

     Equity Funds. Forbes magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Fund, a growth-style equity fund managed by Jennison Associates Capital Corp., a premier institutional equity manager and a subsidiary of Prudential.

     High Yield Funds. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor the 167 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase.(3) Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

     Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

     Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from Pulp and Paper Forecaster to Women's Wear Daily--to keep them informed of the industries they follow.

     Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential mutual fund.

     Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

     Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

     Prudential Mutual Fund global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

     Trading Data.(4) On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over
3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets.(5) Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities.(6)

     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.

----------

(3) As of December 31, 1995. The number of bonds and the size of the Fund are subject to change.

(4) Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of thePrudential Series Fund and institutional and non-US accounts managed by Prudential Mutual Fund Investment Management, a division of PIC, for the year ended December 31, 1995.

(5) Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage funds.

(6)  As of December 31, 1994.


                                     III-2

INFORMATION ABOUT PRUDENTIAL SECURITIES


     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 6,000 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and Annuities. As of December 31, 1997, assets held by Prudential Securities for its clients approximated $235 billion.

     During 1997, approximately 29,000 new customer accounts were opened each month at Prudential Securities(7).

     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program.

     In 1995, Prudential Securities' equity research team ranked 8th in Institutional Investor magazine's 1995 "All America Research Team" survey. Three Prudential Securities analysts were ranked as first-team finishers.(8)

     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial ArchitectSM, a state-of-the-art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

     Standard & Poor's rates Prudential Securities Incorporated BBB+, with a "Stable Outlook."


     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities financial adviser or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.

----------

(7)  As of December 31, 1997.

(8) On an annual basis, Institutional Investor magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions.


                                     III-3

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (A) FINANCIAL STATEMENTS:

          (1) Financial statements included in the Prospectuses constituting Part A of this Registration Statement:
                Financial Highlights for Institutional Money Market Series

          (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

               Portfolio of Investments at March 31, 1998 for Institutional
                 Money Market Series
               Statement of Assets and Liabilities at March 31, 1998 for
                 Institutional Money Market Series
               Statement of Operations for the Year Ended March 31, 1998 for
                 Institutional Money Market Series
               Statement of Changes in Net Assets for the Years Ended March 31,
                 1998 and 1997 for Institutional Money Market Series

               Notes to Financial Statements for Institutional Money Market
                 Series
               Financial Highlights for Institutional Money Market Series Report of Independent Accountants.

  (B) EXHIBITS:

     1. (a) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (b) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996

          (c) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (d) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     2.   (a) Amended By-Laws of the Registrant, incorporated by reference to
          Exhibit 2(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (b) Amendment to Bylaws, incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (b) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (b) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (c) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-

          Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     6. (a) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 26, 1995.

          (b) Form of Distribution Agreement for the Liquid Assets Series, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on October 13, 1995.

          (c) Amendment to Distribution Agreement, incorporated by reference to
          Exhibit 6(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (d) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to
          Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     10. Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     11.  (a) Consent of Independent Accountants.*
          (b) Consent of Duff and Phelps Credit Rating Co.*

     15. Distribution and Service Plan for Institutional Money Market Services, as amended and restated on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 1994.

     17. Financial Data Schedule filed as Exhibit 27 for electronic purposes in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     18. Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.
----------
   * Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
     None.

  ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


     As of May 15, 1998 there were 389 Class A and 208 Class I record holders of shares of common stock, $.001 par value per share, of the Institutional Money Market Series of the Fund.

ITEM 27. INDEMNIFICATION.

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article VII of the Registrant's By-Laws (Exhibit 2(a) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreements (Exhibits 5(a) and 5(c) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) Prudential Investments Fund Management LLC.


     See "How the Series Is Managed--Manager" in the applicable Prospectuses constituting Part A of this Post-Effective Amendment to the Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.


     The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104.

     The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

NAME AND ADDRESS        POSITION WITH PIFM                 PRINCIPAL OCCUPATIONS
----------------        ------------------                 ---------------------

Frank W. Giordano       Executive Vice President,    Executive Vice President, Secretary and General
                        Secretary and General         Counsel, PIFM; Senior Vice President, Prudential
                        Counsel                       Securities Incorporated (Prudential Securities)

Robert F. Gunia         Executive Vice President     Vice President, Prudential Investments; Executive Vice
                        and Treasurer                 President and Treasurer, PIFM; Senior Vice President,
                                                      Prudential Securities

Neil A. McGuinness      Executive Vice President     Executive Vice President and Director of Marketing,
                                                      Prudential Mutual Funds & Annuities (PMF & A);
                                                      Executive Vice President, PIFM


Brian Storms            Officer-In-Charge.           President, PMF & A, Officer-In-Charge, President, Chief
                        President, Chief Executive    Executive Officer and Chief Operating Officer, PIFM
                        Officer and Chief
                        Operating Officer

Robert J. Sullivan      Executive Vice President     Executive Vice President, PMF & A;
                                                      Executive Vice President, PIFM

     (b) The Prudential Investment Corporation (PIC)


     See "How the Series is Managed--Manager" in the applicable Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.


     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS        POSITION WITH PIC                  PRINCIPAL OCCUPATIONS
----------------        -----------------                  ---------------------

E. Michael Caulfield    Chairman of the Board,        Chief Executive Officer of Prudential Investments
                        President and Chief Executive   of The Prudential Insurance Company of America
                        Officer and Director            (Prudential)

Jonathan M. Greene      Senior Vice President         President--Investment Management of Prudential
                        and Director                    Investments of  Prudential; Senior Vice President
                                                        and Director, PIC

John R. Strangfeld      Vice President and            President of Private Asset Management Group of
                        Director                       Prudential; Senior Vice President, Prudential; Vice
                                                       President and Director, PIC


ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) Prudential Securities Incorporated


     Prudential Securities is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Index Series Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential

Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc. ,Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc., and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:


         Corporate Investment Trust Fund
         Prudential Equity Trust Shares
         National Equity Trust
         Prudential Unit Trusts
         Government Securities Equity Trust
         National Municipal Trust

     (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.

                                    POSITIONS AND                 POSITIONS AND
                                    OFFICES WITH                  OFFICES WITH
NAME(1)                              UNDERWRITER                   REGISTRANT
-------                             ------------                  -------------
Alan D. Hogan ........   Executive Vice President, Chief              None
                          Administrative Officer and Director

William Horan ........   Chief Financial Officer                      None

George A. Murray .....   Executive Vice President and Director        None

Leland B. Paton ......   Executive Vice President and Director        None
One New York Plaza
New York, NY 10292

Martin Pfinsgraff ....   Executive Vice President and Director,       None

Vincent T. Pica II ...   Executive Vice President and Director        None
One New York Plaza
New York, NY 10292

Hardwick Simmons .....   Chief Executive Officer, President and       None
                          Director

Lee B. Spencer, Jr. ..   Executive Vice President, Secretary,         None
                          General Counsel and Director

Brian Storms .........   Director                                     None
Gateway Center Three
Newark, NJ 07102

-----------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated. (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and Prudential Mutual

Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d)
and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 31. MANAGEMENT SERVICES


     Other than as set forth under the captions "How the Series is Managed--Manager" and "How the Series is Managed--Distributor" in the applicable Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 32. UNDERTAKINGS


     The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective or initial offering date, whichever is later, of a Post-Effective Amendment to the Registration Statement relating to the Liquid Assets Series.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 3rd day of June, 1998.


                                           PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                            PORTFOLIO, INC.

                                           /s/ Richard A. Redeker
                                           ----------------------------------
                                               RICHARD A. REDEKER, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      SIGNATURE                TITLE                                DATE
      ---------                -----                                ----
/s/ Edward D. Beach           Director                          June 3, 1998
------------------------
    EDWARD D. BEACH

/s/ Stephen C. Eyre           Director                          June 3, 1998
------------------------
    STEPHEN C. EYRE

/s/ Delayne D. Gold           Director                          June 3, 1998
------------------------
    DELAYNE D. GOLD

/s/ Robert F. Gunia           Director                          June 3, 1998
------------------------
    ROBERT F. GUNIA

/s/ Don G. Hoff               Director                          June 3, 1998
------------------------
    DON G. HOFF

/s/ Robert E. LaBlanc         Director                          June 3, 1998
------------------------
    ROBERT E. LABLANC

/s/ Mendel A. Melzer          Director                          June 3, 1998
------------------------
    MENDEL A. MELZER

/s/ Richard A. Redeker        President and Director            June 3, 1998
------------------------
    RICHARD A. REDEKER

/s/ Robin B. Smith            Director                          June 3, 1998
------------------------
    ROBIN B. SMITH

/s/ Stephen Stoneburn         Director                          June 3, 1998
------------------------
    STEPHEN STONEBURN

/s/ Nancy H. Teeters          Director                          June 3, 1998
------------------------
    NANCY H. TEETERS

/s/ Grace C. Torres           Treasurer, Principal Financial    June 3, 1998
------------------------        and Accounting Officer
    GRACE C. TORRES

                                  EXHIBIT INDEX

1. (a) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     (b) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     (c) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (d) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

2. (a) Amended By-Laws of the Registrant, incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (b) Amendment to Bylaws, incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (b) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (file No. 33-17224) filed via EDGAR on June 9, 1997.


     (b) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


     (c) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

6. (a) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 26, 1995.

     (b) Form of Distribution Agreement for the Liquid Assets Series, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on October 13, 1995.

     (c) Amendment to Distribution Agreement, incorporated by reference to
     Exhibit 6(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     (d) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on
     Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

10. Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

11.  (a) Consent of Independent Accountants.*

     (b) Consent of Duff and Phelps Credit Rating Co.*

15. Distribution and Service Plan for Institutional Money Market Services, as amended and restated on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 1994.

17. Financial Data Schedule filed as Exhibit 27 for electronic purposes in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

18. Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.
----------
 * Filed herewith.